UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
March 31, 2017

Principal
Amount
or Shares		Security		Value
		CORPORATE BONDS-41.3%
		Automotive-1.1%
$100	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		$99,839
		Chemicals-1.1%
100	M	Dow Chemical Co., 3.5%, 10/1/2024		101,803
		Energy-1.8%
50	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		50,300
100	M	Magellan Midstream Partners, LP, 5%, 3/1/2026		110,276
				160,576
		Financial Services-5.3%
100	M	American Express Co., 1.6401%, 5/22/2018	+	100,396
100	M	American International Group, Inc., 3.75%, 7/10/2025		99,618
100	M	Ford Motor Credit Co., LLC, 1.7831%, 3/12/2019	+	100,446
		General Electric Capital Corp.:
50	M	3.1%, 1/9/2023		51,432
50	M	6.75%, 3/15/2032		67,523
50	M	State Street Corp., 3.55%, 8/18/2025		51,439
				470,854
		Financials-9.4%
100	M	Bank of America Corp., 5.875%, 2/7/2042		120,689
150	M	Capital One Financial Corp., 3.75%, 4/24/2024		152,782
100	M	Citigroup, Inc., 3.7%, 1/12/2026		100,279
50	M	Deutsche Bank AG, 3.7%, 5/30/2024		49,223
100	M	General Motors Financial Co., 5.25%, 3/1/2026		107,629
50	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023		51,324
50	M	JPMorgan Chase & Co., 3.625%, 12/1/2027		48,615
50	M	U.S. Bancorp, 3.6%, 9/11/2024		51,540
50	M	Visa, Inc., 3.15%, 12/14/2025		50,228
		Wells Fargo & Co.:
50	M	5.606%, 1/15/2044		57,405
50	M	3.9%, 5/1/2045		47,993
				837,707
		Food/Beverage/Tobacco-1.8%
		Anheuser-Busch InBev Finance, Inc.:
100	M	4.7%, 2/1/2036		106,125
50	M	4.9%, 2/1/2046		54,250
				160,375
		Food/Drug-1.2%
100	M	CVS Health Corp., 3.875%, 7/20/2025		103,212
		Information Technology-3.2%
100	M	Apple, Inc., 2.5%, 2/9/2025		96,847
100	M	Microsoft Corp., 3.7%, 8/8/2046		94,116
		Oracle Corp.:
50	M	2.95%, 5/15/2025		49,406
50	M	2.65%, 7/15/2026		47,669
				288,038
		Media-Broadcasting-1.7%
150	M	Comcast Corp., 4.25%, 1/15/2033		154,703
		Real Estate-6.1%
100	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		99,940
50	M	AvalonBay Communities, Inc., 3.5%, 11/15/2024		50,639
100	M	Boston Properties, LP, 2.75%, 10/1/2026		92,232
50	M	Prologis, LP, 3.75%, 11/1/2025		51,186
100	M	Realty Income Corp., 3.25%, 10/15/2022		101,087
50	M	Simon Property Group, LP, 3.375%, 10/1/2024		50,448
100	M	Welltower, Inc., 4%, 6/1/2025		101,530
				547,062
		Retail-General Merchandise-2.0%
50	M	Amazon.com, Inc., 4.8%, 12/5/2034		55,531
100	M	Home Depot, Inc., 5.875%, 12/16/2036		126,753
				182,284
		Telecommunications-1.1%
100	M	Verizon Communications, Inc., 3.65%, 9/14/2018		102,746
		Transportation-3.3%
75	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		85,767
100	M	Cummins, Inc., 4.875%, 10/1/2043		111,483
100	M	Southwest Airlines Co., 3%, 11/15/2026		94,600
				291,850
		Utilities-2.2%
50	M	Dominion Resources, Inc., 3.9%, 10/1/2025		50,999
100	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		101,796
50	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		48,113
				200,908
Total Value of Corporate Bonds (cost $3,752,862)				3,701,957
		COMMON STOCKS-38.9%
		Consumer Discretionary-4.7%
84		Adient, PLC		6,104
1,000		American Eagle Outfitters, Inc.		14,030
500		Coach, Inc.		20,665
1,500		DSW, Inc. - Class "A"		31,020
1,800		Ford Motor Company		20,952
500		HSN, Inc.		18,550
1,042		Johnson Controls International, PLC		43,889
800		L Brands, Inc.		37,680
1,000		Newell Brands, Inc.		47,170
800		Nordstrom, Inc.		37,256
900		Regal Entertainment Group - Class "A"		20,322
750		Tupperware Brands Corporation		47,040
100		Whirlpool Corporation		17,133
400		Williams-Sonoma, Inc.		21,448
400		Wyndham Worldwide Corporation		33,716
				416,975
		Consumer Staples-6.1%
1,350		Altria Group, Inc.		96,417
1,300		B&G Foods, Inc.		52,325
900		Coca-Cola Company		38,196
1,576		Koninklijke Ahold Delhaize NV (ADR)		33,789
500		Nu Skin Enterprises, Inc. - Class "A"		27,770
700		PepsiCo, Inc.		78,302
950		Philip Morris International, Inc.		107,255
350		Procter & Gamble Company		31,448
700		Sysco Corporation		36,344
650		Wal-Mart Stores, Inc.		46,852
				548,698
		Energy-1.7%
100		Chevron Corporation		10,737
250		ExxonMobil Corporation		20,502
650		Marathon Petroleum Corporation		32,851
100		Occidental Petroleum Corporation		6,336
700		PBF Energy, Inc. - Class "A"		15,519
150		Phillips 66		11,883
400		Royal Dutch Shell, PLC - Class "A" (ADR)		21,092
150		Schlumberger, Ltd.		11,715
600		Suncor Energy, Inc.		18,450
				149,085
		Financials-4.6%
450		Ameriprise Financial, Inc.		58,356
600		Berkshire Hills Bancorp, Inc.		21,630
300		Chubb, Ltd.		40,875
800		Discover Financial Services		54,712
600		JPMorgan Chase & Company		52,704
700		MetLife, Inc.		36,974
350		PNC Financial Services Group, Inc.		42,084
900		U.S. Bancorp		46,350
1,750		Waddell & Reed Financial, Inc. - Class "A"		29,750
550		Wells Fargo & Company		30,613
				414,048
		Health Care-4.3%
1,150		Abbott Laboratories		51,071
1,100		AbbVie, Inc.		71,676
1,300		GlaxoSmithKline, PLC (ADR)		54,808
600		Johnson & Johnson		74,730
850		Merck & Company, Inc.		54,009
2,400		Pfizer, Inc.		82,104
				388,398
		Industrials-4.6%
400		3M Company		76,532
1,400		General Electric Company		41,720
400		Honeywell International, Inc.		49,948
1,200		Koninklijke Philips NV (ADR)		38,532
300		Lockheed Martin Corporation		80,280
900		Mobile Mini, Inc.		27,450
500		Textainer Group Holdings, Ltd.		7,650
2,500		Triton International, Ltd.		64,475
250		United Technologies Corporation		28,053
				414,640
		Information Technology-6.1%
700		Apple, Inc.		100,562
1,950		Cisco Systems, Inc.		65,910
1,000		Intel Corporation		36,070
250		International Business Machines Corporation		43,535
1,200		Maxim Integrated Products, Inc.		53,952
1,450		Microsoft Corporation		95,497
1,000		QUALCOMM, Inc.		57,340
600		Symantec Corporation		18,408
1,750		Travelport Worldwide, Ltd.		20,598
600		Western Digital Corporation		49,518
				541,390
		Materials-.9%
600		International Paper Company		30,468
250		Praxair, Inc.		29,650
400		RPM International, Inc.		22,012
				82,130
		Real Estate-2.0%
2,100		Brixmor Property Group, Inc. (REIT)		45,066
950		Chesapeake Lodging Trust (REIT)		22,762
2,950		FelCor Lodging Trust, Inc. (REIT)		22,155
1,400		Sunstone Hotel Investors, Inc. (REIT)		21,462
1,300		Tanger Factory Outlet Centers, Inc. (REIT)		42,601
1,000		Urstadt Biddle Properties, Inc. - Class "A" (REIT)		20,560
				174,606
		Telecommunication Services-1.5%
1,750		AT&T, Inc.		72,712
1,200		Verizon Communications, Inc.		58,500
				131,212
		Utilities-2.4%
500		Black Hills Corporation		33,235
600		Duke Energy Corporation		49,206
850		Exelon Corporation		30,583
1,200		NiSource, Inc.		28,548
650		SCANA Corporation		42,478
500		WEC Energy Group, Inc.		30,315
				214,365
Total Value of Common Stocks (cost $3,127,535)				3,475,547
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-8.1%
		Fannie Mae
$142	M	3%, 4/1/2046 - 6/1/2046		140,902
300	M	3.5%, 11/1/2045 - 6/1/2046		307,515
214	M	4%, 7/1/2046		224,527
49	M	4.5%, 1/1/2047		53,173
Total Value of Residential Mortgage-Backed Securities (cost $739,596)				726,117
		U.S. GOVERNMENT OBLIGATIONS-5.0%
		U.S. Treasury Notes:
125	M	0.9515%, 10/31/2018	+	125,200
325	M	1.0535%, 1/31/2018	+	325,758
Total Value of U.S. Government Obligations (cost $450,805)				450,958
		EXCHANGE TRADED FUNDS-2.3%
2,350		ishares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $193,522)		206,283
		VARIABLE AND FLOATING RATE NOTES-1.7%
		Municipal Bond
$150	M	Valdez, AK Marine Term. Rev., 0.86%, 12/1/2033 (cost $150,000)	+	150,000
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
150	M	Federal Home Loan Bank, 0.74%, 4/26/2017 (cost $149,923)		149,935
Total Value of Investments (cost $8,564,243)		99.0%		8,860,797
Other Assets, Less Liabilities		1.0		86,774
Net Assets		100.0%		$8,947,571

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	USD	United States Dollar

At March 31, 2017, the cost of investments for federal income tax purposes was
$8,564,243. Accumulated net unrealized appreciation on investments was
$296,554, consisting of $455,225 gross unrealized appreciation and $158,671 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
March 31, 2017

Futures contracts outstanding at March 31, 2017:

Number of			Value at	Value at	Unrealized
Contracts	Type	Expiration	Trade Date	March 31, 2017	Appreciation
1	5 Year U.S. Treasury Note	June 2017	$117,797	$117,855	$58
5	10 Year U.S. Treasury Note	June 2017	622,930	622,983	53
2	U.S. Treasury Long Bond	June 2017	302,719	303,725	1,006
(Premium received $102)					$1,117

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$3,701,957	$-	$3,701,957
Common Stocks	3,475,547	-	-	3,475,547
Residential Mortgage-Backed
Securities	-	726,117	-	726,117
U.S. Government
Obligations	-	450,958	-	450,958
Exchange Traded Funds	206,283	-	-	206,283
Variable and Floating Rate Notes	-	150,000	-	150,000
Short-Term U.S. Government
Agency Obilgations	-	149,935	-	149,935
Total Investments in Securities*	$3,681,830	$5,178,967	$-	$8,860,797

Other Assets
Futures Contracts	$1,219	$-	$-	$1,219

*The Portfolio of Investments provide information on the industry categorization for corporate bonds and commom stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
March 31, 2017

Shares		Security		Value
		COMMON STOCKS-100.2%
		Consumer Discretionary-8.6%
300	*	AutoZone, Inc.		$216,915
4,000		CBS Corporation - Class "B"		277,440
2,200		Walt Disney Company		249,458
1,700		Whirlpool Corporation		291,261
				1,035,074
		Consumer Staples-4.1%
4,100		General Mills, Inc.		241,941
5,800		Mondelez International, Inc.		249,864
				491,805
		Energy-11.2%
3,100		Chevron Corporation		332,847
2,900		ExxonMobil Corporation		237,829
7,600		Halliburton Company		373,996
5,900		Valero Energy Corporation		391,111
				1,335,783
		Financials-20.0%
3,800		American Express Company		300,618
17,400		Bank of America Corporation		410,466
1,000		BlackRock, Inc.		383,510
2,100		Goldman Sachs Group, Inc.		482,412
5,900		JPMorgan Chase & Company		518,256
5,900		U.S. Bancorp		303,850
				2,399,112
		Health Care-16.1%
2,100	*	Allergan, PLC		501,732
1,400		Amgen, Inc.		229,698
4,500		Bristol-Myers Squibb Company		244,710
1,400	*	Express Scripts Holding Company		92,274
5,400		Medtronic, PLC		435,024
12,400		Pfizer, Inc.		424,204
				1,927,642
		Industrials-15.1%
12,200		General Electric Company		363,560
3,900		Honeywell International, Inc.		486,993
1,000		Lockheed Martin Corporation		267,600
3,000		Raytheon Company		457,500
2,200		United Parcel Service, Inc. - Class "B"		236,060
				1,811,713
		Information Technology-18.3%
4,200		Apple, Inc.		603,372
13,700		Cisco Systems, Inc.		463,060
10,300		Intel Corporation		371,521
9,100		Oracle Corporation		405,951
6,000		QUALCOMM, Inc.		344,040
				2,187,944
		Materials-5.0%
9,500		Dow Chemical Company		603,630
		Telecommunication Services-1.8%
4,500		Verizon Communications, Inc.		219,375
Total Value of Common Stocks (cost $11,183,712)			100.2%	12,012,078
Excess of Liabilities Over Other Assets			(.2)	(28,925)
Net Assets			100.0%	$11,983,153

*	Non-income producing

At March 31, 2017, the cost of investments for federal income tax purposes was $11,187,587. Accumulated net unrealized appreciation on investments was $824,491, consisting of $913,178 gross unrealized appreciation and $88,687 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
March 31, 2017
	Expiration	Exercise
CALL OPTIONS WRITTEN-1.4%	Date	Price	Contracts	Value
Allergan, PLC	04/21/17	$245.00	21	$4,326
American Express Company	04/21/17	80.00	38	4,522
Amgen, Inc.	04/21/17	165.00	14	2,870
Apple, Inc.	04/21/17	142.00	1	296
Apple, Inc.	05/19/17	145.00	41	14,555
AutoZone, Inc.	04/21/17	740.00	3	1,794
Bank of America Corporation	04/21/17	23.50	149	9,685
Bank of America Corporation	05/05/17	24.50	25	1,125
BlackRock, Inc.	04/21/17	410.00	9	720
BlackRock, Inc.	06/16/17	390.00	1	943
Bristol-Myers Squibb Company	09/15/17	60.00	45	6,750
CBS Corporation	05/19/17	67.50	40	13,320
Chevron Corporation	04/21/17	110.00	30	1,290
Chevron Corporation	04/21/17	115.00	1	4
Cisco Systems, Inc.	05/19/17	34.00	137	9,042
Dow Chemical Company	04/21/17	64.00	3	240
Dow Chemical Company	04/21/17	65.00	92	3,588
Express Scripts Holding Company	04/21/17	65.00	14	2,800
ExxonMobil Corporation	01/19/18	85.00	1	284
ExxonMobil Corporation	01/19/18	87.50	28	5,432
General Electric Company	04/21/17	30.00	80	2,720
General Electric Company	04/21/17	31.00	42	336
General Mills, Inc.	07/21/17	60.00	2	320
General Mills, Inc.	07/21/17	62.50	39	3,120
Goldman Sachs Group, Inc.	04/21/17	235.00	3	831
Goldman Sachs Group, Inc.	04/21/17	250.00	17	595
Goldman Sachs Group, Inc.	04/28/17	250.00	1	65
Halliburton Company	04/21/17	50.00	7	525
Halliburton Company	04/28/17	54.00	69	1,656
Honeywell International, Inc.	04/21/17	125.00	1	197
Honeywell International, Inc.	06/16/17	130.00	38	7,676
Intel Corporation	04/21/17	35.00	66	7,986
Intel Corporation	04/21/17	35.50	37	3,182
JPMorgan Chase & Company	04/21/17	87.50	59	9,263
Lockheed Martin Corporation	04/21/17	270.00	9	2,340
Lockheed Martin Corporation	04/28/17	270.00	1	405
Medtronic, PLC	04/21/17	82.00	24	1,056
Medtronic, PLC	04/21/17	82.50	30	810
Mondelez International, Inc.	04/07/17	44.50	56	448
Mondelez International, Inc.	04/21/17	44.00	2	100
Oracle Corporation	04/21/17	45.00	1	26
Oracle Corporation	07/21/17	47.00	90	6,210
Pfizer, Inc.	04/21/17	34.00	124	6,696
QUALCOMM, Inc.	04/21/17	60.00	60	6,900
Raytheon Company	04/21/17	155.00	29	2,407
Raytheon Company	05/19/17	155.00	1	237
U.S. Bancorp	04/21/17	53.00	2	72
U.S. Bancorp	04/21/17	54.00	57	1,140
United Parcel Service, Inc.	04/28/17	108.00	22	3,960
Valero Energy Corporation	04/13/17	68.50	57	1,596
Valero Energy Corporation	04/21/17	67.50	2	140
Verizon Communications, Inc.	04/21/17	50.00	3	42
Verizon Communications, Inc.	06/16/17	50.00	1	67
Verizon Communications, Inc.	06/16/17	52.50	41	697
Walt Disney Company	04/21/17	113.00	1	149
Walt Disney Company	05/19/17	115.00	21	3,906
Whirlpool Corporation	05/19/17	175.00	16	6,880
Whirlpool Corporation	06/16/17	185.00	1	205
Total Value of Call Options Written (premium received $250,163)				$ 168,547

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,012,078	$-	$-	$12,012,078

Liabilities
Call Options Written	$(168,547)	$-	$-	$(168,547)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2017

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-93.4%
			Consumer Discretionary-9.3%
17,000			Acushnet Holdings Corporation		$293,760
13,200			American Eagle Outfitters, Inc.		185,196
8,687			CBS Corporation - Class "B"		602,530
35,300			Comcast Corporation - Special Shares "A"		1,326,927
3,900			Delphi Automotive, PLC		313,911
51,450			Ford Motor Company		598,878
8,950			Home Depot, Inc.		1,314,129
24,634			Johnson Controls International, PLC		1,037,584
5,400			L Brands, Inc.		254,340
6,900			McDonald's Corporation		894,309
16,837			Newell Brands, Inc.		794,201
6,700			Oxford Industries, Inc.		383,642
23,300			Regal Entertainment Group - Class "A"		526,114
11,016			Time Warner, Inc.		1,076,373
6,500			Tupperware Brands Corporation		407,680
4,300			Walt Disney Company		487,577
1,400			Whirlpool Corporation		239,862
5,300			Wyndham Worldwide Corporation		446,737
					11,183,750
			Consumer Staples-9.6%
21,700			AdvancePierre Foods Holdings, Inc.		676,389
23,800			Altria Group, Inc.		1,699,796
17,600			Coca-Cola Company		746,944
11,700			CVS Health Corporation		918,450
3,850			Dr. Pepper Snapple Group, Inc.		376,992
6,400			Kimberly-Clark Corporation		842,432
20,782			Koninklijke Ahold Delhaize NV (ADR)		445,566
3,666			Kraft Heinz Company		332,909
3,400			Molson Coors Brewing Company		325,414
12,000			PepsiCo, Inc.		1,342,320
16,200			Philip Morris International, Inc.		1,828,980
13,300			Procter & Gamble Company		1,195,005
10,200			Wal-Mart Stores, Inc.		735,216
					11,466,413
			Energy-7.3%
17,200			Chevron Corporation		1,846,764
15,250			ConocoPhillips		760,517
13,500			Devon Energy Corporation		563,220
14,500			ExxonMobil Corporation		1,189,145
8,400			Halliburton Company		413,364
14,300			Marathon Petroleum Corporation		722,722
15,500			Occidental Petroleum Corporation		982,080
15,800			PBF Energy, Inc. - Class "A"		350,286
14,400			Royal Dutch Shell, PLC - Class "A" (ADR)		759,312
6,400			Schlumberger, Ltd.		499,840
20,400			Suncor Energy, Inc.		627,300
					8,714,550
			Financials-17.3%
28,800			AllianceBernstein Holding, LP (MLP)		658,080
10,050			American Express Company		795,055
10,600			American International Group, Inc.		661,758
4,050			Ameriprise Financial, Inc.		525,204
22,100			Bank of New York Mellon Corporation		1,043,783
21,750			Berkshire Hills Bancorp, Inc.		784,087
13,567			Chubb, Ltd.		1,848,504
22,400			Citizens Financial Group, Inc.		773,920
14,350			Discover Financial Services		981,396
28,270			Financial Select Sector SPDR Fund (ETF)		670,847
300		*	Hamilton Lane, Inc. - Class "A"		5,601
7,900			IBERIABANK Corporation		624,890
13,900			Invesco, Ltd.		425,757
18,100			iShares S&P U.S. Preferred Stock Index Fund (ETF)		700,470
25,300			JPMorgan Chase & Company		2,222,352
22,800			MetLife, Inc.		1,204,296
9,000			PNC Financial Services Group, Inc.		1,082,160
5,400			Prosperity Bancshares, Inc.		376,434
9,700			SPDR S&P Regional Banking (ETF)		529,717
25,500			Sterling Bancorp		604,350
5,400			Travelers Companies, Inc.		650,916
20,600			U.S. Bancorp		1,060,900
17,100			Waddell & Reed Financial, Inc. - Class "A"		290,700
40,850			Wells Fargo & Company		2,273,711
					20,794,888
			Health Care-10.5%
18,400			Abbott Laboratories		817,144
16,300			AbbVie, Inc.		1,062,108
8,292			Baxter International, Inc.		430,023
8,600			Gilead Sciences, Inc.		584,112
10,050			GlaxoSmithKline, PLC (ADR)		423,708
19,550			Johnson & Johnson		2,434,953
10,412			Medtronic, PLC		838,791
32,020			Merck & Company, Inc.		2,034,551
74,585			Pfizer, Inc.		2,551,553
16,300			Phibro Animal Health Corporation - Class "A"		458,030
3,050			Thermo Fisher Scientific, Inc.		468,480
8,490			Zoetis, Inc.		453,111
					12,556,564
			Industrials-10.6%
5,400			3M Company		1,033,182
5,600			A.O. Smith Corporation		286,496
12,400			Eaton Corporation, PLC		919,460
3,400			General Dynamics Corporation		636,480
64,930			General Electric Company		1,934,914
11,800			Honeywell International, Inc.		1,473,466
13,300			Industrial Select Sector SPDR Fund (ETF)		865,298
9,700			Ingersoll-Rand, PLC		788,804
5,850			ITT, Inc.		239,967
19,100			Koninklijke Philips NV (ADR)		613,301
3,680			Lockheed Martin Corporation		984,768
7,600			Nielsen Holdings, PLC		313,956
5,250			Snap-On, Inc.		885,518
8,200			United Parcel Service, Inc. - Class "B"		879,860
7,900			United Technologies Corporation		886,459
					12,741,929
			Information Technology-14.3%
8,690			Apple, Inc.		1,248,405
23,100			Applied Materials, Inc.		898,590
5,450			Automatic Data Processing, Inc.		558,025
3,100			Broadcom, Ltd.		678,776
65,200			Cisco Systems, Inc.		2,203,760
14,200			HP Enterprise Company		336,540
26,800			HP, Inc.		479,184
33,300			Intel Corporation		1,201,131
11,400			Juniper Networks, Inc.		317,262
4,650			Lam Research Corporation		596,874
10,900			Microchip Technology, Inc.		804,202
43,250			Microsoft Corporation		2,848,445
4,700		*	NXP Semiconductors NV		486,450
19,300			QUALCOMM, Inc.		1,106,662
16,200			Silicon Motion Technology Corporation (ADR)		757,350
22,700			Symantec Corporation		696,436
7,500			TE Connectivity, Ltd.		559,125
10,900			Technology Select Sector SPDR Fund (ETF)		581,079
9,400			Western Digital Corporation		775,782
					17,134,078
			Materials-4.4%
16,450			Dow Chemical Company		1,045,233
10,990			DuPont (E.I.) de Nemours & Company		882,827
25,100		*	Ferro Corporation		381,269
9,700			International Paper Company		492,566
9,500		*	Louisiana-Pacific Corporation		235,790
8,600			LyondellBasell Industries NV - Class "A"		784,234
5,200			Praxair, Inc.		616,720
10,400			Sealed Air Corporation		453,232
3,200			Steel Dynamics, Inc.		111,232
6,090			WestRock Company		316,863
					5,319,966
			Real Estate-2.8%
27,800			Brixmor Property Group, Inc. (REIT)		596,588
16,300			Chesapeake Lodging Trust (REIT)		390,548
2,700			Federal Realty Investment Trust (REIT)		360,450
8,850			iShares U.S. Real Estate ETF (ETF)		694,637
17,700			Sunstone Hotel Investors, Inc.(REIT)		271,341
15,400			Tanger Factory Outlet Centers, Inc. (REIT)		504,658
28,900			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		594,184
					3,412,406
			Telecommunication Services-3.5%
49,760			AT&T, Inc.		2,067,528
42,600			Verizon Communications, Inc.		2,076,750
					4,144,278
			Utilities-3.8%
7,350			American Electric Power Company, Inc.		493,407
19,200			CenterPoint Energy, Inc.		529,344
6,750			Dominion Resources, Inc.		523,598
6,900			Duke Energy Corporation		565,869
21,700			Exelon Corporation		780,766
3,400			NextEra Energy, Inc.		436,458
19,900			PPL Corporation		744,061
8,300			Vectren Corporation		486,463
					4,559,966
Total Value of Common Stocks (cost $77,218,748)					112,028,788
			PREFERRED STOCKS-1.7%
			Financials-.6%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049		206,000
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2020		562,224
					768,224
			Health Care-.4%
500			Allergan, PLC, Series A, 5.5%, 2018		424,890
			Real Estate-.7%
11,400			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049		288,990
9,000			Urstadt Biddle Properties, Inc., Series F (REIT), 7.125%, 2049		232,335
11,000			Urstadt Biddle Properties, Inc., Series G (REIT), 6.75%, 2049		283,250
					804,575
Total Value of Preferred Stocks (cost $2,019,492)					1,997,689
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.8%
			Federal Home Loan Bank:
$3,000	M		0.57%, 4/5/2017		2,999,886
500	M		0.75%, 4/17/2017		499,868
1,000	M		0.75%, 4/21/2017		999,660
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,499,227)					4,499,414
Total Value of Investments (cost $83,737,467)				98.9%	118,525,891
Other Assets, Less Liabilities				1.1	1,351,825
Net Assets				100.0%	$119,877,716

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At March 31, 2017, the cost of investments for federal income tax purposes was $83,800,249. Accumulated net unrealized appreciation on investments was $34,725,642, consisting of $36,501,362 gross unrealized appreciation and $1,775,720 gross unrealized depreciation.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2017
	Expiration	Exercise
CALL OPTIONS WRITTEN-0.0%	Date	Price	Contracts	Value
Altria Group, Inc. (premium received $572)	04/13/17	$73.50	10	$70

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$112,028,788	$-	$-	$112,028,788
Preferred Stocks	1,997,689	-	-	1,997,689
Short-Term U.S. Government
Agency Obligations	-	4,499,414	-	4,499,414
Total Investments in Securities*	$114,026,477	$4,499,414	$-	$118,525,891

Liabilities
Call Options Written	$(70)	$-	$-	$(70)

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2017

Principal
Amount		Security			Value
		CORPORATE BONDS-91.5%
		Aerospace/Defense-1.3%
		Bombardier, Inc.:
$375	M	8.75%, 12/1/2021	(a)		$411,562
225	M	7.5%, 3/15/2025	(a)		231,187
		Meccanica Holdings USA, Inc.:
275	M	7.375%, 7/15/2039	(a)		313,500
100	M	6.25%, 1/15/2040	(a)		106,250
275	M	Transdigm, Inc., 6.375%, 6/15/2026			275,850
					1,338,349
		Automotive-4.8%
200	M	Allison Transmission, Inc., 5%, 10/1/2024	(a)		202,500
		American Axle & Manufacturing, Inc.:
25	M	6.625%, 10/15/2022			25,875
225	M	6.25%, 4/1/2025	(a)		225,844
175	M	6.5%, 4/1/2027	(a)		174,890
250	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			259,375
225	M	Avis Budget Car Rental, 6.375%, 4/1/2024	(a)		226,406
175	M	Cooper -Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		175,437
		Dana Holding Corp.:
200	M	6%, 9/15/2023			209,500
250	M	5.5%, 12/15/2024			254,375
450	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023			465,075
		Group 1 Automotive, Inc.:
325	M	5%, 6/1/2022			329,062
200	M	5.25%, 12/15/2023	(a)		203,000
275	M	Hertz Corp., 5.5%, 10/15/2024	(a)		240,281
200	M	IHO Verwaltungs GmbH, 4.125%, 9/15/2021	(a)		201,500
500	M	LKQ Corp., 4.75%, 5/15/2023			500,000
450	M	Meritor, Inc., 6.25%, 2/15/2024			463,500
425	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)		452,978
325	M	ZF North America Capital, Inc., 4.75%, 4/29/2025	(a)		337,594
					4,947,192
		Building Materials-.8%
300	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		305,436
550	M	Griffon Corp., 5.25%, 3/1/2022			552,062
					857,498
		Chemicals-4.8%
275	M	A. Schulman, Inc., 6.875%, 6/1/2023			286,688
400	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			485,000
275	M	Koppers, Inc., 6%, 2/15/2025	(a)		284,625
450	M	Platform Specialty Products Corp., 10.375%, 5/1/2021	(a)		501,750
475	M	PolyOne Corp., 5.25%, 3/15/2023			480,938
		Rain CII Carbon, LLC:
400	M	8.25%, 1/15/2021	(a)		414,500
1,000	M	7.25%, 4/1/2025	(a)		992,500
200	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		181,000
175	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		160,160
250	M	Trinseo SA, 6.75%, 5/1/2022	(a)		264,063
		Tronox Finance, LLC:
300	M	6.375%, 8/15/2020			302,625
125	M	7.5%, 3/15/2022	(a)		130,000
375	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		390,938
75	M	W.R. Grace & Co., 5.625%, 10/1/2024	(a)		79,312
					4,954,099
		Consumer Non-Durables-.9%
		Reynolds Group Issuer, Inc.:
275	M	5.75%, 10/15/2020			283,253
125	M	5.125%, 7/15/2023	(a)		128,594
250	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		256,250
250	M	Wolverine World Wide, Inc., 5%, 9/1/2026	(a)		235,625
					903,722
		Energy-10.8%
225	M	Alta Mesa Holdings, LP, 7.875%, 12/15/2024	(a)		235,687
		Antero Resources Corp.:
125	M	5.375%, 11/1/2021			128,855
50	M	5.125%, 12/1/2022			50,906
50	M	5%, 3/1/2025	(a)		49,281
250	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		226,875
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		203,500
75	M	Callon Petroleum Co., 6.125%, 10/1/2024	(a)		78,375
200	M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023			201,500
150	M	Cheniere Corpus Christi Holdings, 7%, 6/30/2024	(a)		165,937
		Continental Resources, Inc.:
200	M	4.5%, 4/15/2023			195,624
275	M	3.8%, 6/1/2024			257,125
50	M	4.9%, 6/1/2044			43,250
		Crestwood Midstream Partners, LP:
250	M	6.25%, 4/1/2023			260,625
200	M	5.75%, 4/1/2025	(a)		204,750
75	M	Diamondback Energy, Inc., 4.75%, 11/1/2024	(a)		75,817
400	M	Exterran Partners, LP, 6%, 10/1/2022			396,000
275	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			272,250
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022			207,200
25	M	6%, 5/15/2023			25,250
100	M	5.625%, 6/15/2024			98,250
175	M	Gulfport Energy Corp., 6.375%, 5/15/2025	(a)		172,594
300	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)		291,000
375	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			375,937
200	M	Matador Resources Co., 6.875%, 4/15/2023			210,000
250	M	MEG Energy Corp., 6.5%, 1/15/2025	(a)		250,938
		Murphy Oil Corp.:
200	M	4.7%, 12/1/2022			195,000
125	M	6.875%, 8/15/2024			132,813
475	M	Newfield Exploration Co., 5.375%, 1/1/2026			498,465
50	M	NuStar Logistics, LP, 4.8%, 9/1/2020			50,845
250	M	Oasis Petroleum, Inc., 6.5%, 11/1/2021			251,875
50	M	Parsley Energy, LLC, 6.25%, 6/1/2024	(a)		53,250
200	M	Pattern Energy Group, Inc., 5.875%, 2/1/2024	(a)		203,500
75	M	PDC Energy, Inc., 6.125%, 9/15/2024	(a)		77,250
225	M	Precision Drilling Corp., 6.5%, 12/15/2021			225,612
300	M	QEP Resources, Inc., 6.875%, 3/1/2021			320,250
296	M	Range Resources Corp., 5%, 8/15/2022	(a)		294,520
225	M	Rice Energy, Inc., 6.25%, 5/1/2022			232,875
175	M	Rowan Companies, Inc., 4.875%, 6/1/2022			168,000
100	M	RSP Permian, Inc., 5.25%, 1/15/2025	(a)		101,250
		Sabine Pass Liquefaction, LLC:
200	M	6.25%, 3/15/2022			222,183
125	M	5.625%, 4/15/2023			135,781
350	M	5.75%, 5/15/2024			381,974
75	M	5.875%, 6/30/2026	(a)		82,837
100	M	5%, 3/15/2027	(a)		104,739
		Southwestern Energy Co.:
100	M	5.8%, 1/23/2020			101,438
150	M	6.7%, 1/23/2025			148,500
100	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027			99,000
		Sunoco, LP:
225	M	6.25%, 4/15/2021			230,063
175	M	6.375%, 4/1/2023			178,500
		Targa Resources Partners, LP:
100	M	5.25%, 5/1/2023			102,750
425	M	4.25%, 11/15/2023			417,563
175	M	5.125%, 2/1/2025	(a)		180,906
		Tesoro Logistics, LP:
375	M	6.25%, 10/15/2022			397,969
100	M	6.375%, 5/1/2024			108,750
250	M	Unit Corp., 6.625%, 5/15/2021			247,500
		Weatherford Bermuda, PLC:
100	M	4.5%, 4/15/2022			96,250
100	M	6.5%, 8/1/2036			95,000
250	M	WPX Energy, Inc., 6%, 1/15/2022			255,625
					11,070,359
		Financials-3.6%
		Ally Financial, Inc.:
150	M	8%, 12/31/2018			162,375
375	M	8%, 3/15/2020			421,875
500	M	8%, 11/1/2031			596,250
350	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)		333,375
175	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		189,875
75	M	CDW, LLC, 5%, 9/1/2025			76,875
474	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)		479,925
225	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		231,750
150	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)		156,750
		Icahn Enterprises, LP:
25	M	6%, 8/1/2020			26,000
200	M	6.25%, 2/1/2022	(a)		203,500
400	M	6.75%, 2/1/2024	(a)		413,500
200	M	Ladder Capital Finance Holdings, 5.25%, 3/15/2022	(a)		202,000
		Park Aerospace Holdings, Ltd.:
100	M	5.25%, 8/15/2022	(a)		104,375
100	M	5.5%, 2/15/2024	(a)		104,250
					3,702,675
		Food/Beverage/Tobacco-1.3%
325	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		349,783
		Lamb Weston Holdings, Inc.:
125	M	4.625%, 11/1/2024	(a)		127,812
100	M	4.875%, 11/1/2026	(a)		102,250
		Post Holdings, Inc.:
225	M	7.75%, 3/15/2024	(a)		249,235
250	M	5.5%, 3/1/2025	(a)		252,500
225	M	Vector Group, Ltd., 6.125%, 2/1/2025	(a)		230,344
					1,311,924
		Food/Drug-.6%
150	M	AdvancePierre Foods Holdings, 5.5%, 12/15/2024	(a)		152,062
200	M	Albertson Cos., LLC, 5.75%, 3/15/2025	(a)		194,500
300	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)		298,500
					645,062
		Forest Products/Containers-2.8%
225	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)		232,594
275	M	Berry Plastics Group, 5.125%, 7/15/2023			282,906
50	M	Flex Acquisition Co., Inc., 6.875%, 1/15/2025	(a)		51,174
450	M	Greif, Inc., 7.75%, 8/1/2019			500,625
125	M	Louisiana-Pacific Corp., 4.875%, 9/15/2024			125,937
		Mercer International, Inc.:
200	M	7.75%, 12/1/2022			215,060
175	M	6.5%, 2/1/2024	(a)		175,875
		Owens-Brockway Glass Container, Inc.:
75	M	5%, 1/15/2022	(a)		77,438
75	M	5.875%, 8/15/2023	(a)		79,500
250	M	5.375%, 1/15/2025	(a)		254,688
50	M	6.375%, 8/15/2025	(a)		53,531
		Sealed Air Corp.:
175	M	4.875%, 12/1/2022	(a)		182,984
300	M	5.25%, 4/1/2023	(a)		316,500
325	M	6.875%, 7/15/2033	(a)		355,063
					2,903,875
		Gaming/Leisure-2.4%
		International Game Technology, PLC:
200	M	6.25%, 2/15/2022	(a)		214,500
200	M	6.5%, 2/15/2025	(a)		214,000
75	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)		78,187
250	M	NCL Corp., Ltd., 4.625%, 11/15/2020	(a)		256,563
250	M	Regal Entertainment Group, 5.75%, 3/15/2022			261,563
275	M	Scientific Games International, Inc., 7%, 1/1/2022	(a)		294,250
175	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)		184,625
575	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		591,359
400	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		384,000
					2,479,047
		Health Care-8.6%
		Centene Corp.:
300	M	5.625%, 2/15/2021			314,730
250	M	6.125%, 2/15/2024			269,062
		CHS/Community Health Systems, Inc.:
175	M	7.125%, 7/15/2020			161,000
100	M	5.125%, 8/1/2021			99,250
375	M	6.25%, 3/31/2023			382,969
		DaVita HealthCare Partners, Inc.:
150	M	5.75%, 8/15/2022			155,812
250	M	5.125%, 7/15/2024			252,969
		Endo Finance, LLC:
275	M	7.25%, 1/15/2022	(a)		261,250
225	M	6%, 7/15/2023	(a)		198,000
		Fresenius Medical Care U.S. Finance II, Inc.:
150	M	5.625%, 7/31/2019	(a)		159,187
100	M	4.75%, 10/15/2024	(a)		102,000
		HCA, Inc.:
475	M	6.5%, 2/15/2020			521,018
250	M	6.25%, 2/15/2021			270,469
25	M	7.5%, 2/15/2022			28,656
550	M	5.875%, 5/1/2023			595,375
50	M	5.375%, 2/1/2025			52,250
350	M	5.875%, 2/15/2026			370,125
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023			175,875
200	M	5.75%, 11/1/2024			202,500
200	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023			201,250
		LifePoint Health, Inc.:
400	M	5.875%, 12/1/2023			413,000
175	M	5.375%, 5/1/2024	(a)		178,412
		Mallinckrodt Finance SB:
75	M	5.75%, 8/1/2022	(a)		74,288
225	M	5.5%, 4/15/2025	(a)		208,125
400	M	Molina Healthcare, Inc., 5.375%, 11/15/2022			416,748
125	M	MPH Acquisition Holdings, 7.125%, 6/1/2024	(a)		134,703
100	M	RegionalCare Hospital Partners, 8.25%, 5/1/2023	(a)		107,200
425	M	Tenet Healthcare Corp., 6%, 10/1/2020			450,500
100	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)		103,250
64	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			64,000
		Valeant Pharmaceuticals International, Inc.:
775	M	6.375%, 10/15/2020	(a)		705,250
150	M	5.625%, 12/1/2021	(a)		121,500
50	M	6.5%, 3/15/2022	(a)		51,563
150	M	7%, 3/15/2024	(a)		154,313
650	M	6.125%, 4/15/2025	(a)		502,938
425	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020			437,368
					8,896,905
		Information Technology-4.4%
200	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		202,500
150	M	Anixter, Inc., 5.125%, 10/1/2021			157,125
375	M	Belden, Inc., 5.5%, 9/1/2022	(a)		384,375
125	M	CEB, Inc., 5.625%, 6/15/2023	(a)		136,094
275	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)		289,437
350	M	Equinix, Inc., 5.875%, 1/15/2026			373,187
207	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			209,950
		Match Group, Inc.:
275	M	6.75%, 12/15/2022			289,094
125	M	6.375%, 6/1/2024			135,703
275	M	Micron Technology, Inc., 7.5%, 9/15/2023	(a)		307,656
150	M	Microsemi Corp., 9.125%, 4/15/2023	(a)		173,063
150	M	MSCI, Inc., 5.75%, 8/15/2025	(a)		160,125
		NXP BV:
200	M	4.125%, 6/1/2021	(a)		208,000
500	M	3.875%, 9/1/2022	(a)		512,500
175	M	Open Text Corp., 5.625%, 1/15/2023	(a)		182,875
250	M	Radiate Holdco, LLC, 6.625%, 2/15/2025	(a)		247,344
125	M	Sensata Technologies BV, 5%, 10/1/2025	(a)		126,563
325	M	Western Digital Corp., 10.5%, 4/1/2024			383,906
					4,479,497
		Manufacturing-3.5%
150	M	American Greetings Corp., 7.875%, 2/15/2025	(a)		158,250
325	M	Amkor Technology, Inc., 6.375%, 10/1/2022			336,781
225	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		235,687
100	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)		102,000
400	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		423,000
225	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		240,750
375	M	Gates Global, LLC, 6%, 7/15/2022	(a)		383,437
400	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		421,000
425	M	H&E Equipment Services, Inc., 7%, 9/1/2022			447,844
		United Rentals, Inc.:
250	M	5.875%, 9/15/2026			261,563
200	M	5.5%, 5/15/2027			202,500
300	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)		336,000
					3,548,812
		Media-Broadcasting-2.2%
		Belo Corp.:
100	M	7.75%, 6/1/2027			108,750
25	M	7.25%, 9/15/2027			26,625
325	M	LIN Television Corp., 5.875%, 11/15/2022			338,000
425	M	Nexstar Broadcasting, Inc., 6.125%, 2/15/2022	(a)		444,125
200	M	Nexstar Escrow Corp., 5.625%, 8/1/2024	(a)		203,500
		Sinclair Television Group, Inc.:
375	M	5.375%, 4/1/2021			384,375
225	M	5.125%, 2/15/2027	(a)		218,250
		Sirius XM Radio, Inc.:
275	M	5.75%, 8/1/2021	(a)		286,071
250	M	6%, 7/15/2024	(a)		268,438
					2,278,134
		Media-Cable TV-9.2%
		Altice Financing SA:
325	M	6.625%, 2/15/2023	(a)		339,137
275	M	5.375%, 7/15/2023	(a)		284,625
200	M	7.625%, 2/15/2025	(a)		206,250
200	M	5.5%, 5/15/2026	(a)		206,000
200	M	7.5%, 5/15/2026	(a)		213,000
175	M	Block Communications, Inc., 6.875%, 2/15/2025	(a)		185,937
225	M	Cable One, Inc., 5.75%, 6/15/2022	(a)		234,562
		CCO Holdings, LLC:
375	M	5.125%, 2/15/2023			386,250
500	M	5.875%, 4/1/2024	(a)		528,750
200	M	5.125%, 5/1/2027	(a)	(b)	201,500
425	M	5.875%, 5/1/2027	(a)		447,312
		Cequel Communications Holdings I, LLC:
600	M	6.375%, 9/15/2020	(a)		619,500
225	M	7.75%, 7/15/2025	(a)		249,891
		Clear Channel Worldwide Holdings, Inc. (Class "A"):
25	M	7.625%, 3/15/2020			24,937
100	M	6.5%, 11/15/2022			102,000
		Clear Channel Worldwide Holdings, Inc. (Class "B"):
325	M	7.625%, 3/15/2020			328,656
325	M	6.5%, 11/15/2022			339,625
		CSC Holdings, LLC:
400	M	6.75%, 11/15/2021			434,750
650	M	10.125%, 1/15/2023	(a)		755,625
200	M	6.625%, 10/15/2025	(a)		218,000
		DISH DBS Corp.:
675	M	7.875%, 9/1/2019			745,875
125	M	5%, 3/15/2023			125,937
250	M	5.875%, 11/15/2024			263,500
100	M	7.75%, 7/1/2026			116,500
250	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)		255,000
425	M	Lynx II Corp., 6.375%, 4/15/2023	(a)		445,188
		Midcontinent Communications & Finance Corp.:
125	M	6.25%, 8/1/2021	(a)		130,625
400	M	6.875%, 8/15/2023	(a)		427,500
		Numericable Group SA:
225	M	6%, 5/15/2022	(a)		234,000
400	M	6.25%, 5/15/2024	(a)		404,000
					9,454,432
		Media-Diversified-1.5%
225	M	CBS Outdoor Americas Capital, 5.875%, 3/15/2025			236,531
225	M	Clearwater Paper Corp., 4.5%, 2/1/2023			219,375
225	M	Gannett Co., Inc., 5.125%, 7/15/2020			232,875
300	M	Lamar Media Corp., 5.375%, 1/15/2024			311,250
150	M	LSC Communication, Inc., 8.75%, 10/15/2023	(a)		154,500
375	M	Tribune Co., 5.875%, 7/15/2022			392,813
					1,547,344
		Metals/Mining-5.5%
300	M	AK Steel Corp., 7%, 3/15/2027			300,186
		Aleris International, Inc.:
260	M	7.875%, 11/1/2020			258,050
175	M	9.5%, 4/1/2021	(a)		189,000
		ArcelorMittal:
225	M	10.6%, 6/1/2019			265,522
275	M	6.125%, 6/1/2025			306,625
150	M	7.75%, 10/15/2039			171,000
50	M	7.5%, 3/1/2041			56,210
		Arconic, Inc.:
250	M	6.15%, 8/15/2020			271,250
225	M	5.125%, 10/1/2024			233,550
125	M	5.95%, 2/1/2037			125,312
200	M	Barminco Holdings Property, Ltd., 9%, 6/1/2018	(a)		211,000
475	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	(a)		463,125
250	M	Commercial Metals Co., 4.875%, 5/15/2023			256,250
400	M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022	(a)		414,500
		Freeport-McMoRan, Inc.:
250	M	3.1%, 3/15/2020			246,850
200	M	5.45%, 3/15/2043			170,250
		HudBay Minerals, Inc.:
25	M	7.25%, 1/15/2023	(a)		26,625
75	M	7.625%, 1/15/2025	(a)		81,750
175	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		197,312
		Novelis, Inc.:
400	M	6.25%, 8/15/2024	(a)		418,000
400	M	5.875%, 9/30/2026	(a)		409,500
		Peabody Energy Corp.:
50	M	6%, 3/31/2022	(a)		49,906
125	M	6.375%, 3/31/2025	(a)		124,844
		Teck Resources, Ltd.:
125	M	8.5%, 6/1/2024	(a)		144,531
300	M	6%, 8/15/2040			303,750
					5,694,898
		Real Estate-2.5%
225	M	Care Capital Properties, LP, 5.125%, 8/15/2026			222,978
275	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023			286,687
		Geo Group, Inc.:
100	M	5.125%, 4/1/2023			99,750
225	M	6%, 4/15/2026			228,988
		Iron Mountain, Inc.:
375	M	6%, 8/15/2023			396,562
425	M	5.75%, 8/15/2024			435,625
		Lennar Corp.:
175	M	4.75%, 4/1/2021			183,312
175	M	4.875%, 12/15/2023			179,812
		MPT Operating Partnership, LP:
50	M	6.375%, 3/1/2024			54,000
125	M	5.25%, 8/1/2026			123,750
150	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)		156,750
200	M	Starwood Property Trust, Inc., 5%, 12/15/2021	(a)		208,000
					2,576,214
		Retail-General Merchandise-3.1%
		AmeriGas Partners, LP:
125	M	5.625%, 5/20/2024			126,250
350	M	5.5%, 5/20/2025			351,313
275	M	5.875%, 8/20/2026			275,000
125	M	5.75%, 5/20/2027			124,031
		KFC Holding Co.:
150	M	5%, 6/1/2024	(a)		153,562
275	M	5.25%, 6/1/2026	(a)		280,500
		L Brands, Inc.:
250	M	6.875%, 11/1/2035			242,500
450	M	6.75%, 7/1/2036			431,010
450	M	Landry's, Inc., 6.75%, 10/15/2024	(a)		468,000
175	M	Netflix, Inc., 5.5%, 2/15/2022			186,813
200	M	Party City Holdings, Inc., 6.125%, 8/15/2023	(a)		203,500
300	M	ServiceMaster Global Holdings, Inc., 5.125%, 11/15/2024	(a)		308,250
					3,150,729
		Services-2.5%
		ADT Corp.:
275	M	3.5%, 7/15/2022			264,687
250	M	4.125%, 6/15/2023			240,000
		AECOM:
250	M	5.75%, 10/15/2022			263,437
275	M	5.875%, 10/15/2024			293,562
225	M	5.125%, 3/15/2027	(a)		226,125
200	M	Aramark Services, Inc., 5.125%, 1/15/2024			210,250
250	M	Cimpress NV, 7%, 4/1/2022	(a)		260,000
175	M	Monitronics International, Inc., 9.125%, 4/1/2020			170,079
250	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)		274,688
250	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		267,500
100	M	Ritchie Brothers Auctioneers, Inc., 5.375%, 1/15/2025	(a)		102,500
					2,572,828
		Telecommunications-3.8%
		CenturyLink, Inc.:
600	M	5.8%, 3/15/2022			621,000
175	M	6.75%, 12/1/2023			183,094
200	M	Citizens Communications Co., 9%, 8/15/2031			173,000
450	M	Frontier Communications Corp., 11%, 9/15/2025			439,875
350	M	GCI, Inc., 6.75%, 6/1/2021			360,500
225	M	Qwest Corp., 7.25%, 9/15/2025			246,321
325	M	Telesat Canada, LLC, 8.875%, 11/15/2024	(a)		356,688
		Wind Acquisition Finance SA:
275	M	4.75%, 7/15/2020	(a)		280,844
675	M	7.375%, 4/23/2021	(a)		703,688
		Windstream Services, LLC:
225	M	7.5%, 6/1/2022			220,500
100	M	6.375%, 8/1/2023			89,250
200	M	Zayo Group, LLC, 5.75%, 1/15/2027	(a)		211,460
					3,886,220
		Transportation-1.2%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018			77,719
450	M	6.25%, 12/1/2019			486,000
275	M	Fly Leasing, Ltd., 6.375%, 10/15/2021			283,937
225	M	Mobile Mini, Inc., 5.875%, 7/1/2024			232,875
200	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		208,750
					1,289,281
		Utilities-3.8%
		AES Corp.:
64	M	8%, 6/1/2020			73,760
275	M	7.375%, 7/1/2021			312,125
175	M	5.5%, 3/15/2024			178,500
150	M	6%, 5/15/2026			156,000
		Calpine Corp.:
150	M	5.375%, 1/15/2023			152,070
75	M	5.75%, 1/15/2025			74,906
325	M	5.25%, 6/1/2026	(a)		331,500
		Dynegy, Inc.:
100	M	6.75%, 11/1/2019			103,250
275	M	7.375%, 11/1/2022			272,937
219	M	FirstLight Hydro Generating, 8.812%, 10/15/2026			233,371
58	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			63,206
		NGL Energy Partners, LP:
125	M	7.5%, 11/1/2023	(a)		129,688
225	M	6.125%, 3/1/2025	(a)		219,375
		NRG Energy, Inc.:
75	M	6.25%, 7/15/2022			77,063
200	M	7.25%, 5/15/2026			207,000
400	M	6.625%, 1/15/2027	(a)		401,000
200	M	NRG Yield, Inc., 5%, 9/15/2026	(a)		195,500
342	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		368,959
368	M	Talen Energy Supply, LLC, 4.625%, 7/15/2019	(a)		377,200
					3,927,410
		Wireless Communications-5.6%
		Hughes Satellite Systems Corp.:
100	M	5.25%, 8/1/2026	(a)		100,000
125	M	6.625%, 8/1/2026	(a)		128,125
		Inmarsat Finance, PLC:
150	M	4.875%, 5/15/2022	(a)		149,250
200	M	6.5%, 10/1/2024	(a)		207,750
		Intelsat Jackson Holdings SA:
300	M	5.5%, 8/1/2023			249,000
350	M	8%, 2/15/2024	(a)		371,875
		Level 3 Financing, Inc.:
200	M	6.125%, 1/15/2021			207,250
75	M	5.125%, 5/1/2023			76,875
75	M	5.25%, 3/15/2026			75,562
225	M	SBA Communications Corp., 4.875%, 9/1/2024	(a)		222,705
		Sprint Communications, Inc.:
250	M	9%, 11/15/2018	(a)		272,813
150	M	7%, 3/1/2020	(a)		163,875
600	M	7%, 8/15/2020			645,750
650	M	6%, 11/15/2022			666,250
350	M	Sprint Corp., 7.875%, 9/15/2023			388,500
		T -Mobile USA, Inc.:
675	M	6.25%, 4/1/2021			696,094
75	M	6.125%, 1/15/2022			79,406
375	M	6%, 3/1/2023			401,363
450	M	6.625%, 4/1/2023			481,356
50	M	6.5%, 1/15/2024			54,125
150	M	6%, 4/15/2024			160,313
					5,798,237
Total Value of Corporate Bonds (cost $92,058,269)					94,214,743
		LOAN PARTICIPATIONS+-5.0%
		Automotive-.1%
102	M	Cooper-Standard Automotive, Inc., 3.8968%, 11/2/2023			103,147
		Building Materials-.3%
311	M	Builders FirstSource, Inc., 4%, 7/31/2022			310,987
		Energy-.3%
300	M	Jonah Energy, LLC, 7.5%, 5/12/2021			285,000
		Financial-.4%
363	M	Lightstone Generation, LLC, 5.539%, 1/30/2024			365,754
		Gaming/Leisure-.2%
217	M	Seminole Hard Rock Entertainment, Inc., 3.8968%, 5/14/2020			218,618
		Health Care-.4%
		CHS/Community Health Systems, Inc.:
84	M	3.7976%, 12/31/2019			83,438
155	M	4.0477%, 1/27/2021			152,417
209	M	ExamWorks Group, Inc., 4.25%, 7/27/2023			210,518
					446,373
		Information Technology-1.2%
274	M	Dell International, LLC, 3.49%, 9/7/2023			275,856
245	M	Global Payments, Inc., 3.4822%, 4/21/2023			247,148
488	M	Quest Software U.S. 7% 10/31/2022			496,401
250	M	Telenet Financing USD, LLC, 3.77%, 1/31/2025			250,000
					1,269,405
		Manufacturing-.1%
73	M	Columbus McKinnon Corp., 4.1468%, 1/31/2024			73,622
		Media-CableTV-.3%
328	M	CSC Holdings, LLC, 3.9428%, 10/11/2024			330,449
		Media-Diversified-.3%
338	M	Tribune Media Co., 3.9822%, 12/27/2020			340,613
		Metals/Mining-.1%
100	M	Peabody Energy Corp., 5.5%, 2/8/2022		(b)	100,500
		Retail-General Merchandise-1.0%
500	M	Bass Pro Group, LLC, 5.97039%, 12/15/2023			481,250
		Harbor Freight Tools USA, Inc.:
300	M	4.03889%, 8/18/2023			300,000
198	M	4.2322%, 8/18/2023			197,500
					978,750
		Services-.1%
82	M	Brickman Group, Ltd., LLC, 4.0008%, 12/18/2020			82,655
		Wireless Communications-.2%
250	M	Intelsat Jackson Holdings SA, 3.75%, 6/30/2019			245,547
Total Value of Loan Participations (cost $5,116,407)					5,151,420
		PASS-THROUGH CERTIFICATES-.6%
		Transportation
596	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $610,496)	(a)		616,828
Total Value of Investments (cost $97,785,172)		97.1%			99,982,991
Other Assets, Less Liabilities		2.9			2,959,456
Net Assets		100.0%			$102,942,447

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2017, the
Fund held one hundred ninety 144A securities with an aggregate value of
$47,365,067 representing 46.0% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017.

Summary of Abbreviations:
	PTT	Pass-Through Trust
	USD	United States Dollar

At March 31, 2017, the cost of investments for federal income tax purposes was $97,789,671. Accumulated net unrealized appreciation on investments was $2,193,320, consisting of $2,865,262 gross unrealized appreciation and $671,942 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$94,214,743	$-	$94,214,743
Loan Participations	-	5,151,420	-	5,151,420
Pass-Through Certificates	-	616,828		616,828
Total Investments in Securities*	$-	$99,982,991	$-	$99,982,991

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2017

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-42.9%
		Fannie Mae-32.6%
$400	M	2.5%, 4/19/2032	(a)	$400,219
3,710	M	3%, 7/1/2021 - 6/1/2046		3,732,455
2,913	M	3.5%, 11/1/2028 - 6/1/2046		3,002,706
1,497	M	4%, 10/1/2035 - 11/1/2045		1,578,418
257	M	4.5%, 11/1/2040 - 8/1/2041		277,342
304	M	5.5%, 7/1/2034 - 10/1/2039		341,916
143	M	9%, 11/1/2026		160,653
				9,493,709
		Freddie Mac-2.5%
144	M	3.5%, 2/1/2046		148,000
423	M	4%, 12/1/2040 - 7/1/2044		444,301
126	M	4.5%, 5/1/2044		135,612
				727,913
		Government National Mortgage Association I Program-7.8%
416	M	4%, 11/15/2025 - 8/15/2041		441,563
447	M	4.5%, 12/15/2039 - 6/15/2040		480,628
872	M	5%, 6/15/2033 - 4/15/2040		969,867
187	M	5.5%, 2/15/2033 - 1/15/2036		210,738
135	M	6%, 11/15/2032 - 4/15/2036		155,488
				2,258,284
Total Value of Residential Mortgage-Backed Securities (cost $12,523,117)				12,479,906
		U.S. GOVERNMENT AGENCY OBLIGATIONS-23.4%
		Fannie Mae:
770	M	1.125%, 7/20/2018		769,614
125	M	1.375%, 2/26/2021		122,869
300	M	1.5%, 11/30/2020		297,665
850	M	1.625%, 11/27/2018		855,339
400	M	1.875%, 9/24/2026		372,306
		Federal Farm Credit Bank:
550	M	1.7%, 2/6/2019		553,956
300	M	2.125%, 3/6/2019		305,072
		Federal Home Loan Bank:
750	M	1.03%, 9/28/2018		747,079
1,000	M	1.625%, 10/7/2021		979,926
		Freddie Mac:
800	M	0.875%, 3/7/2018		798,264
1,000	M	1.25%, 8/1/2019		996,664
Total Value of U.S. Government Agency Obligations (cost $6,851,828)				6,798,754
		U.S. GOVERNMENT OBLIGATIONS-15.0%
12	M	FDA Queens, LP, 6.99%, 6/15/2017	(b)	11,631
		U.S. Treasury Bonds:
300	M	2.5%, 2/15/2046		268,939
270	M	2.5%, 5/15/2046		241,819
400	M	3%, 2/15/2047		398,648
		U.S. Treasury Notes:
200	M	1.125%, 8/31/2021		193,785
1,095	M	1.375%, 10/31/2020		1,083,173
300	M	1.5%, 3/31/2023		289,694
1,260	M	1.875%, 8/31/2022		1,250,550
630	M	2%, 2/15/2025		616,206
Total Value of U.S. Government Obligations (cost $4,433,111)				4,354,445
		COMMERCIAL MORTGAGE-BACKED SECURITIES-10.4%
		Fannie Mae-7.5%
500	M	2.369%, 7/25/2026		477,083
200	M	2.49935%, 9/25/2026		191,543
380	M	2.996%, 11/1/2022		388,785
600	M	3.34%, 2/1/2027		625,702
500	M	3.84%, 5/1/2018		508,382
				2,191,495
		Federal Home Loan Mortgage Corporation-2.9%
		Multi-Family Structured Pass-Through:
170	M	2.454%, 8/25/2023		169,641
379	M	2.849%, 3/25/2026		376,123
300	M	3.08%, 1/25/2031		294,276
				840,040
Total Value of Commercial Mortgage-Backed Securities (cost $3,154,381)				3,031,535
		TAXABLE MUNICIPAL BONDS-2.4%
200	M	Ford Foundation, 3.859%, 6/1/2047		202,284
500	M	New York St. Urban Dev. Corp., 3.27%, 3/15/2027		502,985
Total Value of Taxable Municipal Bonds (cost $702,325)				705,269
		COLLATERALIZED MORTGAGE OBLIGATIONS-2.2%
		Fannie Mae:
146	M	3%, 10/25/2042		149,187
469	M	4%, 2/25/2025		497,991
Total Value of Collateralized Mortgage Obligations (cost $656,332)				647,178
		COVERED BONDS-2.1%
		Financial Services
600	M	Toronto-Dominion Bank, 2.5%, 1/18/2022 (cost $598,692)	(b)	601,457
		SOVEREIGN BONDS-1.0%
300	M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)		293,973
Total Value of Investments (cost $29,219,786)		99.4%		28,912,517
Other Assets, Less Liabilities		.6		187,995
Net Assets		100.0%		$29,100,512

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2017, the Fund held two 144A securities with an aggregate value of $613,088 representing 2.1%
of the Fund's net assets.

At March 31, 2017, the cost of investments for federal income tax purposes was $29,219,917. Accumulated net unrealized depreciation on investments was $307,400, consisting of $170,726 gross unrealized appreciation and
$478,126 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$12,479,906	$-	$12,479,906
U.S. Government Agency
Obligations	-	6,798,754	-	6,798,754
U.S. Government Obligations	-	4,354,445	-	4,354,445
Commercial
Mortgage-Backed Securities	-	3,031,535	-	3,031,535
Taxable Municipal Bonds	-	705,269	-	705,269
Collateralized Mortgage
Obligations	-	647,178	-	647,178
Covered Bonds	-	601,457	-	601,457
Sovereign Bonds	-	293,973	-	293,973
Total Investments in Securities	$-	$28,912,517	$-	$28,912,517

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
March 31, 2017

Principal			Interest
Amount		Security	Rate*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-50.8%
$400	M	Fannie Mae, 4/26/2017	0.58%	$399,852
		Federal Home Loan Bank:
425	M	4/10/2017	0.05	424,957
550	M	4/12/2017	0.54	549,926
375	M	4/26/2017	0.55	374,868
700	M	4/27/2017	0.68	699,682
700	M	4/28/2017	0.54	699,737
400	M	5/19/2017	0.55	399,719
600	M	5/25/2017	0.55	599,523
350	M	Freddie Mac, 4/21/2017	0.60	349,895
Total Value of U.S. Government Agency Obligations (cost $4,498,159)				4,498,159
		VARIABLE AND FLOATING RATE NOTES-18.6%
		Federal Farm Credit Bank:
250	M	4/17/2017	0.99	250,018
500	M	4/20/2017	1.03	500,005
250	M	5/8/2017	0.88	250,032
		Federal Home Loan Bank:
250	M	9/5/2017	0.87	250,070
400	M	10/20/2017	0.66	400,000
Total Value of Variable and Floating Rate Notes (cost $1,650,125)				1,650,125
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-29.4%
		U.S. Treasury Bills:
400	M	4/6/2017	0.61	399,980
300	M	4/27/2017	0.62	299,876
400	M	4/27/2017	0.75	399,800
500	M	5/4/2017	0.51	499,780
400	M	5/25/2017	0.50	399,711
200	M	6/8/2017	0.53	199,806
400	M	9/14/2017	0.74	398,654
Total Value of Short-Term U.S. Government Obligations (cost $2,597,607)				2,597,607
Total Value of Investments (cost $8,745,891)**		98.8%		8,745,891
Other Assets, Less Liabilities		1.2		102,741
Net Assets		100.0%		$8,848,632

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2017.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obigations	$-	$4,498,159	$-	$4,498,159
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,650,125	-	1,650,125
Short-Term U.S. Government
Obligations	-	2,597,607	-	2,597,607
Total Investments in Securities	$-	$8,745,891	$-	$8,745,891

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.3%
			Consumer Discretionary-17.8%
99,500			Acushnet Holdings Corporation	$1,719,360
10,757			Adient, PLC	781,711
96,600			American Eagle Outfitters, Inc.	1,355,298
48,200			ARAMARK Holdings Corporation	1,777,134
67,300			Big Lots, Inc.	3,276,164
75,200			BorgWarner, Inc.	3,142,608
114,300			CBS Corporation - Class "B"	7,927,848
35,100			Coach, Inc.	1,450,683
33,300			Delphi Automotive, PLC	2,680,317
119,600			DSW, Inc. - Class "A"	2,473,328
24,300			Foot Locker, Inc.	1,817,883
181,500			Ford Motor Company	2,112,660
48,000			Home Depot, Inc.	7,047,840
24,100			HSN, Inc.	894,110
136,076			Johnson Controls International, PLC	5,731,521
68,600			L Brands, Inc.	3,231,060
16,200			Lear Corporation	2,293,596
61,400			Magna International, Inc.	2,650,024
80,600		*	Michaels Companies, Inc.	1,804,634
245,715			Newell Brands, Inc.	11,590,376
50,600			Oxford Industries, Inc.	2,897,356
32,400			Penske Automotive Group, Inc.	1,516,644
67,300		*	Select Comfort Corporation	1,668,367
79,800			Tupperware Brands Corporation	5,005,056
42,700			Walt Disney Company	4,841,753
17,400			Whirlpool Corporation	2,981,142
26,400			Wyndham Worldwide Corporation	2,225,256
				86,893,729
			Consumer Staples-10.0%
41,800			AdvancePierre Foods Holdings, Inc.	1,302,906
129,100			Altria Group, Inc.	9,220,322
74,000			B&G Foods, Inc.	2,978,500
96,178			Coca-Cola Company	4,081,794
77,400			CVS Health Corporation	6,075,900
150,679			Koninklijke Ahold Delhaize NV (ADR)	3,230,558
43,400			Nu Skin Enterprises, Inc. - Class "A"	2,410,436
44,100			PepsiCo, Inc.	4,933,026
78,700			Philip Morris International, Inc.	8,885,230
28,000			Procter & Gamble Company	2,515,800
42,650			Wal-Mart Stores, Inc.	3,074,212
				48,708,684
			Energy-5.9%
36,900			Anadarko Petroleum Corporation	2,287,800
9,300			Chevron Corporation	998,541
61,400			ConocoPhillips	3,062,018
46,900			Devon Energy Corporation	1,956,668
53,400			ExxonMobil Corporation	4,379,334
26,700			Hess Corporation	1,287,207
80,222			Marathon Oil Corporation	1,267,508
95,522			Marathon Petroleum Corporation	4,827,682
26,700			Occidental Petroleum Corporation	1,691,712
26,600			PBF Energy, Inc. - Class "A"	589,722
30,650			Phillips 66	2,428,093
12,900			Schlumberger, Ltd.	1,007,490
94,207			Suncor Energy, Inc.	2,896,865
				28,680,640
			Financials-14.3%
66,706			American Express Company	5,277,112
44,600			American International Group, Inc.	2,784,378
42,000			Ameriprise Financial, Inc.	5,446,560
34,400			Chubb, Ltd.	4,687,000
138,300			Citizens Financial Group, Inc.	4,778,265
87,443			Discover Financial Services	5,980,227
147,700			Financial Select Sector SPDR Fund (ETF)	3,504,921
2,200		*	Hamilton Lane, Inc. - Class "A"	41,074
35,900			IBERIABANK Corporation	2,839,690
14,800			iShares Russell 2000 ETF (ETF)	2,034,704
105,888			JPMorgan Chase & Company	9,301,202
64,500			MetLife, Inc.	3,406,890
15,000			Morgan Stanley	642,600
40,100			PNC Financial Services Group, Inc.	4,821,624
67,200			SPDR S&P Regional Banking (ETF)	3,669,792
53,200			Sterling Bancorp	1,260,840
94,800			U.S. Bancorp	4,882,200
76,567			Wells Fargo & Company	4,261,719
				69,620,798
			Health Care-14.7%
114,300			Abbott Laboratories	5,076,063
89,400			AbbVie, Inc.	5,825,304
5,300			Allergan, PLC	1,266,276
64,400		*	AMN Healthcare Services, Inc.	2,614,640
45,039			Baxter International, Inc.	2,335,722
25,100		*	Centene Corporation	1,788,626
85,300			Gilead Sciences, Inc.	5,793,576
24,000			Hill-Rom Holdings, Inc.	1,694,400
72,275			Johnson & Johnson	9,001,851
2,512		*	Mallinckrodt, PLC	111,960
33,512			Medtronic, PLC	2,699,727
87,443			Merck & Company, Inc.	5,556,128
32,100		*	Mylan NV (ADR)	1,251,579
233,493			Pfizer, Inc.	7,987,795
80,200			Phibro Animal Health Corporation - Class "A"	2,253,620
17,159			Shire, PLC (ADR)	2,989,613
53,443			Thermo Fisher Scientific, Inc.	8,208,845
66,100		*	VWR Corporation	1,864,020
69,572			Zoetis, Inc.	3,713,058
				72,032,803
			Industrials-8.1%
37,294			3M Company	7,135,461
96,796			General Electric Company	2,884,521
56,000			Honeywell International, Inc.	6,992,720
14,700			Ingersoll-Rand, PLC	1,195,404
53,300			Koninklijke Philips NV (ADR)	1,711,463
5,400			Lockheed Martin Corporation	1,445,040
26,300			ManpowerGroup, Inc.	2,697,591
35,000			Snap-On, Inc.	5,903,450
12,100			Stanley Black & Decker, Inc.	1,607,727
29,400			Textainer Group Holdings, Ltd.	449,820
122,000			Triton International, Ltd.	3,146,380
40,200			United Technologies Corporation	4,510,842
				39,680,419
			Information Technology-17.9%
82,800			Apple, Inc.	11,895,048
91,800			Applied Materials, Inc.	3,571,020
134,500		*	ARRIS International, PLC	3,557,525
21,600			Broadcom, Ltd.	4,729,536
241,900			Cisco Systems, Inc.	8,176,220
28,243		*	Dell Technologies, Inc. - Class "V"	1,809,811
67,200		*	eBay, Inc.	2,255,904
113,900			HP Enterprise Company	2,699,430
157,000			Intel Corporation	5,662,990
20,100			International Business Machines Corporation	3,500,214
20,200			Methode Electronics, Inc.	921,120
168,100			Microsoft Corporation	11,071,066
33,600		*	NXP Semiconductors NV	3,477,600
94,100			Oracle Corporation	4,197,801
86,088			QUALCOMM, Inc.	4,936,286
74,100			Sabre Corporation	1,570,179
165,960			Symantec Corporation	5,091,653
22,900			TE Connectivity, Ltd.	1,707,195
19,500			Tech Data Corporation	1,831,050
74,500			Travelport Worldwide, Ltd.	876,865
49,165			Western Digital Corporation	4,057,587
				87,596,100
			Materials-3.0%
56,400			International Paper Company	2,863,992
114,200		*	Louisiana-Pacific Corporation	2,834,444
16,100			Praxair, Inc.	1,909,460
36,050			RPM International, Inc.	1,983,832
77,300			Sealed Air Corporation	3,368,734
24,300			Trinseo SA	1,630,530
				14,590,992
			Real Estate-2.3%
193,600			Brixmor Property Group, Inc. (REIT)	4,154,656
20,301			Real Estate Select Sector SPDR Fund (ETF)	641,512
118,318			Sunstone Hotel Investors, Inc. (REIT)	1,813,815
77,300			Tanger Factory Outlet Centers, Inc. (REIT)	2,533,121
99,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,051,888
				11,194,992
			Telecommunication Services-2.3%
142,600			AT&T, Inc.	5,925,030
114,300			Verizon Communications, Inc.	5,572,125
				11,497,155
			Utilities-1.0%
119,600			Exelon Corporation	4,303,208
21,900			NiSource, Inc.	521,001
				4,824,209
Total Value of Common Stocks (cost $285,138,767)				475,320,521
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.1%
			Federal Home Loan Bank:
$ 1,500	M		0.7%, 4/24/2017	1,499,405
2,500	M		0.74%, 4/26/2017	2,498,915
2,000	M		0.75%, 4/25/2017	1,999,168
4,000	M		0.75%, 4/17/2017	3,998,944
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,995,710)				9,996,432
Total Value of Investments (cost $295,134,477)			99.4%	485,316,953
Other Assets, Less Liabilities			.6	3,047,973
Net Assets			100.0%	$488,364,926

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2017, the cost of investments for federal income tax purposes was $296,541,343. Accumulated net unrealized appreciation on investments was $188,775,610, consisting of $197,507,244 gross unrealized appreciation and $8,731,634 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$475,320,521	$-	$-	$475,320,521
Short-Term U.S. Government
Agency Obligations	-	9,996,432	-	9,996,432
Total Investments in Securities*	$475,320,521	$9,996,432	$-	$485,316,953

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.4%
			United Kingdom-16.1%
105,645			British American Tobacco, PLC	$7,015,204
25,712			DCC, PLC	2,263,068
81,819			Diageo, PLC	2,340,834
427,291			Domino's Pizza Group, PLC	1,653,166
964,116			Lloyds Banking Group, PLC	801,105
59,382			Reckitt Benckiser Group, PLC	5,420,751
147,627			RELX NV	2,734,008
				22,228,136
			United States-12.1%
19,988			Accenture, PLC - Class "A"	2,396,161
49,123			MasterCard, Inc. - Class "A"	5,524,864
44,757			Philip Morris International, Inc.	5,053,065
2,065		*	Priceline Group, Inc.	3,675,638
				16,649,728
			India-9.1%
318,709			HDFC Bank, Ltd.	7,080,214
237,967			Housing Development Finance Corporation, Ltd.	5,504,739
				12,584,953
			Switzerland-8.5%
254			Chocoladefabriken Lindt & Spruengli AG	1,440,343
54,340			Nestle SA - Registered	4,169,150
17,793			Roche Holding AG - Genusscheine	4,543,952
98,075			UBS Group AG	1,569,552
				11,722,997
			France-7.9%
88,244			Bureau Veritas SA	1,861,598
14,553			Essilor International SA	1,768,319
2,981			Hermes International SCA	1,412,300
7,458			L'Oreal SA	1,433,313
7,371			LVMH Moet Hennessy Louis Vuitton SE	1,618,682
12,188			Sodexo SA	1,433,492
12,856			Teleperformance SE	1,388,626
				10,916,330
			Canada-5.9%
97,620			Alimentation Couche-Tard, Inc. - Class "B"	4,410,279
50,523			Canadian National Railway Company	3,729,246
				8,139,525
			Spain-4.7%
24,622			Aena SA	3,895,371
105,042			Grifols SA - Class "A"	2,576,240
				6,471,611
			Japan-4.5%
13,222			Daito Trust Construction Company, Ltd.	1,816,496
15,600			Shimano, Inc.	2,277,014
85,889			Unicharm Corporation	2,057,926
				6,151,436
			Netherlands-4.4%
123,124			Unilever NV-CVA	6,116,927
			Germany-3.4%
48,015			SAP SE	4,711,451
			Hong Kong-3.2%
191,947			Link REIT (REIT)	1,344,852
106,987			Tencent Holdings, Ltd.	3,067,195
				4,412,047
			Belgium-3.0%
37,377			Anheuser-Busch InBev SA/NV	4,103,025
			Ireland-2.4%
31,549			Paddy Power Betfair, PLC	3,382,486
			Australia-2.4%
14,289			CSL, Ltd.	1,368,203
36,684			Ramsay Health Care, Ltd.	1,958,778
				3,326,981
			China-2.2%
28,297		*	Alibaba Group Holding, Ltd. (ADR)	3,051,266
			South Africa-2.0%
16,287			Naspers, Ltd. - Class "N"	2,810,353
			Taiwan-2.0%
82,875			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,721,615
			Mexico-1.4%
21,482			Fomento Economico Mexicano SAB de CV (ADR)	1,901,587
			Brazil-1.2%
295,296			Ambev SA (ADR)	1,700,905
			Denmark-1.0%
18,371			Coloplast A/S - Class "B"	1,434,411
Total Value of Common Stocks (cost $97,019,063)				134,537,770
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
			United States
			Federal Home Loan Bank:
$ 1,000	M		0.56%, 4/7/2017	999,924
1,000	M		0.75%, 4/17/2017	999,736
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,999,573)				1,999,660
Total Value of Investments (cost $99,018,636)			98.8%	136,537,430
Other Assets, Less Liabilities			1.2	1,644,542
Net Assets			100.0%	$138,181,972

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At March 31, 2017, the cost of investments for federal income tax purposes was $99,389,443. Accumulated net unrealized appreciation on investments was $37,147,987, consisting of $38,437,276 gross unrealized appreciation and
$1,289,289 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$22,228,136	$-	$-	$22,228,136
United States	16,649,728	-	-	16,649,728
India	12,584,953	-	-	12,584,953
Switzerland	11,722,997	-	-	11,722,997
France	10,916,330	-	-	10,916,330
Canada	8,139,525	-	-	8,139,525
Spain	6,471,611	-	-	6,471,611
Japan	6,151,436	-	-	6,151,436
Netherlands	6,116,927	-	-	6,116,927
Germany	4,711,451	-	-	4,711,451
Hong Kong	4,412,047	-	-	4,412,047
Belgium	4,103,025	-	-	4,103,025
Ireland	3,382,486	-	-	3,382,486
Australia	3,326,981	-	-	3,326,981
China	3,051,266	-	-	3,051,266
South Africa	2,810,353	-	-	2,810,353
Taiwan	2,721,615	-	-	2,721,615
Mexico	1,901,587	-	-	1,901,587
Brazil	1,700,905	-	-	1,700,905
Denmark	1,434,411	-	-	1,434,411
Short-Term U.S. Government
Agency Obligations	-	1,999,660	-	1,999,660
Total Investments in Securities	$134,537,770	$1,999,660	$-	$136,537,430

During the period ended March 31, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2017

Principal
Amount		Security			Value
		CORPORATE BONDS-96.8%
		Aerospace/Defense-.6%
$ 400	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)		$403,070
		Automotive-.5%
300	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			299,518
		Chemicals-2.1%
300	M	Agrium, Inc., 3.375%, 3/15/2025			296,583
500	M	Dow Chemical Co., 3.5%, 10/1/2024			509,016
500	M	LyondellBasell Industries NV, 6%, 11/15/2021			566,616
					1,372,215
		Consumer Non-Durables-.3%
200	M	Newell Brands, Inc., 4.2%, 4/1/2026			208,377
		Energy-10.6%
900	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			905,402
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		632,035
500	M	Continental Resources, Inc., 5%, 9/15/2022			506,875
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			400,000
300	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027			298,355
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			519,173
		Kinder Morgan Energy Partners, LP:
300	M	3.5%, 3/1/2021			305,144
500	M	3.45%, 2/15/2023			494,119
400	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			441,103
		Marathon Oil Corp.:
300	M	6%, 10/1/2017			306,590
200	M	3.85%, 6/1/2025			196,969
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022			400,846
400	M	Spectra Energy, LLC, 6.2%, 4/15/2018			417,304
400	M	Suncor Energy, Inc., 6.1%, 6/1/2018			421,138
		Valero Energy Corp.:
466	M	9.375%, 3/15/2019			530,088
100	M	3.4%, 9/15/2026			95,720
					6,870,861
		Financial Services-14.6%
200	M	American Express Co., 7%, 3/19/2018			210,065
		American International Group, Inc.:
400	M	3.75%, 7/10/2025			398,470
200	M	4.7%, 7/10/2035			203,018
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			543,431
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			538,880
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			418,690
300	M	Compass Bank, 6.4%, 10/1/2017			306,261
		ERAC USA Finance, LLC:
500	M	4.5%, 8/16/2021		(a)	533,040
500	M	7%, 10/15/2037		(a)	633,835
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			689,961
		General Electric Capital Corp.:
700	M	4.65%, 10/17/2021			768,841
450	M	6.75%, 3/15/2032			607,703
300	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019		(a)	302,023
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	211,684
500	M	International Lease Finance Corp., 8.25%, 12/15/2020			591,352
300	M	Key Bank NA, 3.4%, 5/20/2026			292,313
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	435,088
300	M	National City Corp., 6.875%, 5/15/2019			329,647
600	M	Protective Life Corp., 7.375%, 10/15/2019			674,653
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			334,646
400	M	State Street Corp., 3.55%, 8/18/2025			411,515
					9,435,116
		Financials-26.6%
		Bank of America Corp.:
625	M	5%, 5/13/2021			679,241
350	M	4.1%, 7/24/2023			367,123
475	M	5.875%, 2/7/2042			573,273
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020			427,108
600	M	3.75%, 5/15/2024			618,549
300	M	Capital One Financial Corp., 3.75%, 4/24/2024			305,564
		Citigroup, Inc.:
200	M	8.5%, 5/22/2019			226,266
1,450	M	4.5%, 1/14/2022			1,553,418
500	M	3.7%, 1/12/2026			501,395
		Deutsche Bank AG:
300	M	3.375%, 5/12/2021			302,108
400	M	3.7%, 5/30/2024			393,783
400	M	General Motors Financial Co., 5.25%, 3/1/2026			430,516
		Goldman Sachs Group, Inc.:
200	M	2.35%, 11/15/2021			196,089
600	M	5.75%, 1/24/2022			675,644
300	M	3.625%, 1/22/2023			307,942
500	M	3.5%, 11/16/2026			489,796
700	M	6.125%, 2/15/2033			847,370
		JPMorgan Chase & Co.:
600	M	6%, 1/15/2018			620,325
500	M	4.5%, 1/24/2022			539,198
700	M	3.625%, 12/1/2027			680,604
300	M	6.4%, 5/15/2038			388,225
		Morgan Stanley:
1,450	M	5.5%, 7/28/2021			1,609,536
400	M	3.625%, 1/20/2027			397,891
600	M	SunTrust Banks, Inc., 6%, 9/11/2017			611,921
		U.S. Bancorp:
500	M	3.6%, 9/11/2024			515,397
300	M	3.1%, 4/27/2026			295,291
400	M	UBS AG, 4.875%, 8/4/2020			430,918
500	M	Visa, Inc., 3.15%, 12/14/2025			502,283
		Wells Fargo & Co.:
900	M	3.45%, 2/13/2023			908,934
500	M	4.75%, 12/7/2046			512,036
250	M	Wells Fargo Bank NA, 5.85%, 2/1/2037			301,517
					17,209,261
		Food/Beverage/Tobacco-4.4%
		Anheuser-Busch InBev Finance, Inc.:
400	M	3.75%, 1/15/2022			419,676
400	M	3.65%, 2/1/2026			405,220
300	M	4.9%, 2/1/2046			325,498
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			624,202
440	M	Ingredion, Inc., 4.625%, 11/1/2020			472,922
400	M	Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)		385,297
200	M	PepsiCo, Inc., 3.45%, 10/6/2046			181,438
					2,814,253
		Food/Drug-.6%
400	M	CVS Health Corp., 3.875%, 7/20/2025			412,849
		Forest Products/Containers-.4%
250	M	Rock-Tenn Co., 4.9%, 3/1/2022			271,010
		Health Care-1.9%
300	M	Biogen, Inc., 6.875%, 3/1/2018			314,136
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021			483,737
400	M	Laboratory Corp. of America, 3.75%, 8/23/2022			410,057
					1,207,930
		Information Technology-3.1%
200	M	Apple, Inc., 2.5%, 2/9/2025			193,693
900	M	Diamond 1 Finance Corp., 3.48%, 6/1/2019	(a)		922,719
400	M	HP Enterprise Co., 2.85%, 10/5/2018			404,968
500	M	Oracle Corp., 2.4%, 9/15/2023			487,137
					2,008,517
		Manufacturing-2.8%
750	M	CRH America, Inc., 8.125%, 7/15/2018			809,134
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			427,380
500	M	Johnson Controls International, PLC, 5%, 3/30/2020			537,171
					1,773,685
		Media-Broadcasting-2.2%
200	M	ABC, Inc., 8.75%, 8/15/2021			246,820
400	M	British Sky Broadcasting, PLC, 9.5%, 11/15/2018	(a)		446,292
700	M	Comcast Corp., 4.25%, 1/15/2033			721,946
					1,415,058
		Media-Diversified-.6%
400	M	Time Warner, Inc., 3.6%, 7/15/2025			396,206
		Metals/Mining-4.0%
500	M	Alcoa, Inc., 6.15%, 8/15/2020			542,500
400	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)		429,964
500	M	Newmont Mining Corp., 5.125%, 10/1/2019			534,934
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			524,789
500	M	Vale Overseas, Ltd., 5.625%, 9/15/2019			531,875
					2,564,062
		Real Estate-8.8%
400	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			399,760
		AvalonBay Communities, Inc.:
500	M	4.2%, 12/15/2023			529,450
300	M	3.5%, 11/15/2024			303,834
400	M	Boston Properties, LP, 5.875%, 10/15/2019			433,126
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021			325,778
300	M	4.75%, 10/1/2025			317,162
400	M	ERP Operating, LP, 3.375%, 6/1/2025			396,900
200	M	HCP, Inc., 4.25%, 11/15/2023			206,964
		Prologis, LP:
200	M	3.35%, 2/1/2021			206,110
125	M	3.75%, 11/1/2025			127,966
		Realty Income Corp.:
500	M	3.25%, 10/15/2022			505,437
200	M	4.125%, 10/15/2026			206,506
500	M	Simon Property Group, LP, 3.375%, 10/1/2024			504,482
400	M	Ventas Realty, LP, 4.75%, 6/1/2021			428,584
800	M	Welltower, Inc., 4%, 6/1/2025			812,242
					5,704,301
		Retail-General Merchandise-1.7%
400	M	Amazon.com, Inc., 4.8%, 12/5/2034			444,250
500	M	Home Depot, Inc., 5.875%, 12/16/2036			633,763
					1,078,013
		Telecommunications-1.4%
500	M	AT&T, Inc., 4.25%, 3/1/2027			506,535
400	M	Verizon Communications, Inc., 4.272%, 1/15/2036			371,566
					878,101
		Transportation-2.1%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			457,424
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		324,231
600	M	Southwest Airlines Co., 3%, 11/15/2026			567,599
					1,349,254
		Utilities-7.5%
300	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			305,388
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)		312,548
300	M	Electricite de France SA, 3.625%, 10/13/2025	(a)		302,169
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			306,736
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019			428,170
		Great River Energy Co.:
22	M	5.829%, 7/1/2017	(a)		21,733
439	M	4.478%, 7/1/2030	(a)		442,812
300	M	MidAmerican Energy, Co., 3.95%, 8/1/2047			300,399
500	M	Ohio Power Co., 5.375%, 10/1/2021			557,376
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			433,017
214	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			211,770
604	M	Sempra Energy, 9.8%, 2/15/2019			689,218
500	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			563,359
					4,874,695
Total Value of Corporate Bonds (cost $63,027,716)					62,546,352
		TAXABLE MUNICIPAL BONDS-.5%
300	M	Ford Foundation, 3.859%, 6/1/2047 (cost $300,075)			303,425
Total Value of Investments (cost $63,327,791)		97.3%			62,849,777
Other Assets, Less Liabilities		2.7			1,769,007
Net Assets		100.0%			$64,618,784

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2017, the Fund held sixteen 144A securities with an aggregate value of $6,738,540 representing 10.4% of the Fund's net assets.

At March 31, 2017, the cost of investments for federal income tax purposes was $63,328,479. Accumulated net unrealized depreciation on investments was $478,702, consisting of $836,416 gross unrealized appreciation and $1,315,118 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$62,546,352	$-	$62,546,352
Taxable Municipal Bonds	-	303,425	-	303,425
Total Investments in Securities*	$-	$62,849,777	$-	$62,849,777

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
March 31, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS-68.4%
		Automotive-1.1%
$ 100	M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021	(a)	$96,887
		Consumer Durables-1.2%
100	M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018		101,082
		Energy-3.6%
100	M	ConocoPhillips Co., 1.05%, 12/15/2017		99,641
100	M	Suncor Energy, Inc., 6.1%, 6/1/2018		105,285
100	M	TransCanada Pipelines, Ltd., 1.625%, 11/9/2017		100,014
				304,940
		Financial Services-10.3%
100	M	American Express Co., 7%, 3/19/2018		105,033
100	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		108,686
100	M	BlackRock, Inc., 5%, 12/10/2019		108,486
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	211,684
100	M	Protective Life Corp., 7.375%, 10/15/2019		112,442
100	M	Prudential Financial, Inc., 7.375%, 6/15/2019		111,549
100	M	State Street Bank & Trust, 5.25%, 10/15/2018		105,023
				862,903
		Financials-26.5%
100	M	Bank of America Corp., 5.65%, 5/1/2018		104,069
100	M	Bank of Montreal, 1.9%, 8/27/2021		97,467
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019		109,478
100	M	Capital One Financial Corp., 3.05%, 3/9/2022		100,053
100	M	Citigroup, Inc., 6.125%, 11/21/2017		102,853
250	M	Citizens Bank, 2.25%, 3/2/2020		249,816
200	M	Danske Bank A/S, 2.7%, 3/2/2022	(a)	199,369
200	M	Fifth Third Bank, 1.625%, 9/27/2019		197,626
100	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018		104,203
		JPMorgan Chase & Co.:
100	M	6%, 1/15/2018		103,388
100	M	4.5%, 1/24/2022		107,840
200	M	Lloyds Banking Group, PLC, 3%, 1/11/2022		199,076
300	M	Morgan Stanley, 5.5%, 7/28/2021		333,008
100	M	U.S. Bank NA, 2.125%, 10/28/2019		100,509
100	M	Wells Fargo & Co., 4.6%, 4/1/2021		107,566
				2,216,321
		Food/Beverage/Tobacco-7.3%
100	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019		100,190
200	M	Ingredion, Inc., 4.625%, 11/1/2020		214,964
100	M	Mead Johnson Nutrition Co., 3%, 11/15/2020		102,020
200	M	Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)	192,649
				609,823
		Forest Products/Containers-1.2%
100	M	Georgia Pacific, LLC, 3.163%, 11/15/2021	(a)	101,739
		Health Care-2.4%
100	M	Gilead Sciences, Inc., 2.55%, 9/1/2020		101,126
100	M	Teva Pharmaceutical NE, 2.2%, 7/21/2021		96,604
				197,730
		Information Technology-3.7%
100	M	Apple, Inc., 2.5%, 2/9/2022		100,511
		Diamond 1 Finance Corp.:
100	M	3.48%, 6/1/2019	(a)	102,524
100	M	4.42%, 6/15/2021	(a)	104,673
				307,708
		Real Estate-3.8%
100	M	Boston Properties, LP, 5.875%, 10/15/2019		108,281
100	M	Realty Income Corp., 3.25%, 10/15/2022		101,087
100	M	Welltower, Inc., 6.125%, 4/15/2020		110,685
				320,053
		Telecommunications-2.3%
100	M	AT&T, Inc., 2.45%, 6/30/2020		100,070
100	M	Verizon Communications, Inc., 1.75%, 8/15/2021		95,832
				195,902
		Utilities-5.0%
100	M	Arizona Public Service Co., 8.75%, 3/1/2019		112,710
100	M	Ohio Power Co., 6.05%, 5/1/2018		104,459
100	M	Southern Power Co., 1.85%, 12/1/2017		100,115
100	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018		99,665
				416,949
Total Value of Corporate Bonds (cost $5,875,604)				5,732,037
		ASSET BACKED SECURITIES-13.1%
		Fixed Autos-9.5%
100	M	AmeriCredit Auto Receivables Trust, 1.83%, 12/8/2021		99,039
100	M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020	(a)	101,600
100	M	CarMax Auto Owner Trust, 1.92%, 7/15/2022		98,544
30	M	GM Financial Auto Leasing Trust, 1.76%, 3/20/2020		29,965
100	M	Hertz Vehicle Financing, LLC, 2.65%, 7/25/2022	(a)	98,132
45	M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020		45,019
100	M	Hyundai Auto Lease Trust, 2.39%, 5/17/2021	(a)	99,832
50	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021		49,831
100	M	Toyota Auto Receivables Owner Trust, 1.42%, 1/15/2022		98,635
78	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017		78,430
				799,027
		Fixed Communications-2.4%
		Verizon Owner Trust:
100	M	2.15%, 5/20/2021	(a)	99,675
100	M	2.65%, 9/20/2021	(a)	100,269
				199,944
		Fixed Equipment-1.2%
100	M	Kubota Credit Owner Trust, 1.71%, 10/15/2022	(a)	99,061
Total value of Asset Backed Securities (cost $1,106,068)				1,098,032
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-8.4%
		Fannie Mae-7.2%
138	M	2.5%, 8/1/2030 - 8/1/2031		138,520
260	M	3%, 8/1/2026 - 4/1/2031		267,353
184	M	3.5%, 12/1/2025 - 12/1/2029		192,230
				598,103
		Freddie Mac-1.2%
101	M	3%, 8/1/2027 - 8/1/2030		103,478
Total Value of Residential Mortgage-Backed Securities (cost $710,554)				701,581
		COVERED BONDS-4.2%
		Financial Services-3.0%
250	M	Stadshypotek AB, 1.875%, 10/2/2019	(a)	249,323
		Financials-1.2%
100	M	Royal Bank of Canada, 2.2%, 9/23/2019		100,560
Total Value of Covered Bonds (cost $353,392)				349,883
		U.S. GOVERNMENT OBLIGATIONS-4.0%
		U.S. Treasury Notes:
100	M	1%, 3/15/2019		99,504
120	M	1.125%, 7/31/2021		116,397
118	M	1.375%, 4/30/2020		117,394
Total Value of U.S. Government Obligations (cost $334,011)				333,295
Total Value of Investments (cost $8,379,629)		98.1%		8,214,828
Other Assets, Less Liabilities		1.9		161,513
Net Assets		100.0%		$8,376,341

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2017, the Fund held fourteen 144A securities with an aggregate value of $1,857,417 representing 22.2% of the Fund's net assets.

At March 31, 2017, the cost of investments for federal income tax purposes was $8,379,629. Accumulated net unrealized depreciation on investments was $164,801, consisting of $9,987 gross unrealized appreciation and $174,788 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$5,732,037	$-	$5,732,037
Asset Backed Securities	-	1,098,032	-	1,098,032
Residential
Mortgage-Backed Securities	-	701,581	-	701,581
Covered Bonds	-	349,883	-	349,883
U.S. Government Obligations	-	333,295	-	333,295
Total Investments in Securities*	$-	$8,214,828	$-	$8,214,828

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.3%
			Consumer Discretionary-22.5%
17,700			Acushnet Holdings Corporation	$305,856
17,300			American Eagle Outfitters, Inc.	242,719
8,400			ARAMARK Holdings Corporation	309,708
9,700		*	Belmond, Ltd. - Class "A"	117,370
8,800			Big Lots, Inc.	428,384
10,000			BorgWarner, Inc.	417,900
3,200			Caleres, Inc.	84,544
6,900			Coach, Inc.	285,177
4,650			Delphi Automotive, PLC	374,279
20,300			DSW, Inc. - Class "A"	419,804
4,500			Foot Locker, Inc.	336,645
12,700		*	Fox Factory Holding Corporation	364,490
6,600		*	Helen of Troy, Ltd.	621,720
5,300			HSN, Inc.	196,630
8,000			L Brands, Inc.	376,800
2,800			Lear Corporation	396,424
8,400		*	LKQ Corporation	245,868
9,100			Magna International, Inc.	392,756
19,900		*	Michaels Companies, Inc.	445,561
36,300			Newell Brands, Inc.	1,712,271
5,200			Nordstrom, Inc.	242,164
7,700			Oxford Industries, Inc.	440,902
7,150			Penske Automotive Group, Inc.	334,691
1,400			Ralph Lauren Corporation	114,268
13,500			Ruth's Hospitality Group, Inc.	270,675
14,100		*	Select Comfort Corporation	349,539
17,000		*	ServiceMaster Global Holdings, Inc.	709,750
23,200		*	TRI Pointe Group, Inc.	290,928
11,900			Tupperware Brands Corporation	746,368
2,500			Whirlpool Corporation	428,325
26,200		*	William Lyon Homes - Class "A"	540,244
3,900			Wyndham Worldwide Corporation	328,731
				12,871,491
			Consumer Staples-6.8%
10,000			AdvancePierre Foods Holdings, Inc.	311,700
11,300			B&G Foods, Inc.	454,825
5,000		*	Herbalife, Ltd.	290,700
24,300			Koninklijke Ahold Delhaize NV (ADR)	520,992
1,200			McCormick & Company, Inc.	117,060
6,500			Nu Skin Enterprises, Inc. - Class "A"	361,010
16,000		*	Performance Food Group Company	380,800
13,800			Pinnacle Foods, Inc.	798,606
5,700			Tootsie Roll Industries, Inc.	212,895
15,700		*	U.S. Foods Holding Corporation	439,286
				3,887,874
			Energy-2.5%
1,700		*	Dril-Quip, Inc.	92,735
4,400			EOG Resources, Inc.	429,220
5,000			EQT Corporation	305,500
4,700			Hess Corporation	226,587
4,400			National Oilwell Varco, Inc.	176,396
9,900			PBF Energy, Inc. - Class "A"	219,483
				1,449,921
			Financials-15.0%
4,100			Ameriprise Financial, Inc.	531,688
12,100			Berkshire Hills Bancorp, Inc.	436,205
27,700			Citizens Financial Group, Inc.	957,035
12,700			Discover Financial Services	868,553
22,100			Financial Select Sector SPDR Fund (ETF)	524,433
8,300			First Republic Bank	778,623
5,000			Great Western Bancorp, Inc.	212,050
5,500			IBERIABANK Corporation	435,050
6,100			iShares Core S&P Mid-Cap ETF (ETF)	1,044,442
7,500			iShares Russell 2000 ETF (ETF)	1,031,100
6,600			NASDAQ, Inc.	458,370
12,400			SPDR S&P Regional Banking (ETF)	677,164
17,400			Sterling Bancorp	412,380
12,400			Waddell & Reed Financial, Inc. - Class "A"	210,800
				8,577,893
			Health Care-11.9%
1,950			Allergan, PLC	465,894
7,500		*	AMN Healthcare Services, Inc.	304,500
12,400		*	Centene Corporation	883,624
5,500		*	Charles River Laboratories International, Inc.	494,725
4,100			Dentsply Sirona, Inc.	256,004
7,700			Gilead Sciences, Inc.	522,984
8,400			Hill-Rom Holdings, Inc.	593,040
800			McKesson Corporation	118,608
19,300			Phibro Animal Health Corporation - Class "A"	542,330
12,700		*	Prestige Brands Holdings, Inc.	705,612
4,100			Quest Diagnostics, Inc.	402,579
5,800			Thermo Fisher Scientific, Inc.	890,880
2,800		*	VCA, Inc.	256,200
14,100		*	VWR Corporation	397,620
				6,834,600
			Industrials-10.7%
14,400			A.O. Smith Corporation	736,704
5,800			Apogee Enterprises, Inc.	345,738
13,300		*	Atkore International Group, Inc.	349,524
8,900			ESCO Technologies, Inc.	517,090
3,600			Ingersoll-Rand, PLC	292,752
4,600			J.B. Hunt Transport Services, Inc.	422,004
13,600			Korn/Ferry International	428,264
5,200			ManpowerGroup, Inc.	533,364
11,200			Masco Corporation	380,688
900			Regal Beloit Corporation	68,085
1,600			Roper Technologies, Inc.	330,384
5,400			Snap-On, Inc.	910,818
2,800			Stanley Black & Decker, Inc.	372,036
16,700			Triton International, Ltd.	430,693
				6,118,144
			Information Technology-12.9%
22,500		*	ARRIS International, PLC	595,125
3,300			Broadcom, Ltd.	722,568
5,000		*	Fiserv, Inc.	576,550
2,800			Juniper Networks, Inc.	77,924
3,700			Lam Research Corporation	474,932
900			Methode Electronics, Inc.	41,040
5,800		*	NETGEAR, Inc.	287,390
14,900			Sabre Corporation	315,731
10,500			Silicon Motion Technology Corporation (ADR)	490,875
24,600			Symantec Corporation	754,728
2,600		*	Synchronoss Technologies, Inc.	63,440
2,000			TE Connectivity, Ltd.	149,100
3,300		*	Tech Data Corporation	309,870
15,200			Technology Select Sector SPDR Fund (ETF)	810,312
34,700			Travelport Worldwide, Ltd.	408,419
10,100			Western Digital Corporation	833,553
5,500		*	Zebra Technologies Corporation - Class "A"	501,875
				7,413,432
			Materials-6.7%
11,000		*	Berry Plastics Group, Inc.	534,270
10,200		*	Ferro Corporation	154,938
7,300			FMC Corporation	508,007
23,500		*	Louisiana-Pacific Corporation	583,270
2,200			Praxair, Inc.	260,920
12,400			Sealed Air Corporation	540,392
26,100		*	Summit Materials, Inc. - Class "A"	644,931
9,100			Trinseo SA	610,610
				3,837,338
			Real Estate-4.5%
29,600			Brixmor Property Group, Inc. (REIT)	635,216
8,300			Douglas Emmett, Inc. (REIT)	318,720
2,500			Federal Realty Investment Trust (REIT)	333,750
46,900			FelCor Lodging Trust, Inc. (REIT)	352,219
3,100			Real Estate Select Sector SPDR Fund (ETF)	97,960
21,800			Sunstone Hotel Investors, Inc. (REIT)	334,194
14,500			Tanger Factory Outlet Centers, Inc. (REIT)	475,165
				2,547,224
			Utilities-2.8%
200			Black Hills Corporation	13,294
3,800			NiSource, Inc.	90,402
8,000			Portland General Electric Company	355,360
7,500			SCANA Corporation	490,125
11,000			WEC Energy Group, Inc.	666,930
				1,616,111
Total Value of Common Stocks (cost $46,841,833)				55,154,028
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.8%
$ 1,000	M		Federal Home Loan Bank, 0.74%, 4/26/2017 (cost $999,486)	999,566
Total Value of Investments (cost $47,841,319)			98.1%	56,153,594
Other Assets, Less Liabilities			1.9	1,105,284
Net Assets			100.0%	$57,258,878

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2017, the cost of investments for federal income tax purposes was $47,933,851. Accumulated net unrealized appreciation on investments was $8,219,743, consisting of $9,832,528 gross unrealized appreciation and
$1,612,785 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,154,028	$-	$-	$55,154,028
Short-Term U.S. Government
Agency Obligations	-	999,566		999,566
Total Investments in Securities*	$55,154,028	$999,566	$-	$56,153,594

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
March 31, 2017

Shares		Security		Value
		COMMON STOCKS-97.7%
		Apartments REITs-13.7%
1,517		Apartment Investment & Management Company - Class "A"		$67,279
1,822		AvalonBay Communities, Inc.		334,519
735		Camden Property Trust		59,138
5,101		Equity Residential		317,384
744		Essex Property Trust, Inc.		172,258
1,607		Mid-America Apartment Communities		163,496
698		UDR, Inc.		25,310
				1,139,384
		Diversified REITs-7.6%
298		American Tower Corporation		36,219
1,763		CoreCivic, Inc.		55,394
185		CorEnergy Infrastructure Trust, Inc.		6,249
120		Digital Realty Trust, Inc.		12,767
2,478		Duke Realty Corporation		65,097
193		DuPont Fabros Technology, Inc.		9,571
2,930		Forest City Realty Trust, Inc.		63,815
280		Liberty Property Trust		10,794
6,047		Uniti Group, Inc.		156,315
2,078		Vornado Realty Trust		208,444
200		Whitestone REIT		2,768
				627,433
		Health Care REITs-13.7%
7,927		Care Capital Properties, Inc.		212,999
6,334		HCP, Inc.		198,128
150		Healthcare Realty Trust, Inc.		4,875
250		Healthcare Trust of America, Inc.		7,865
282		LTC Properties, Inc.		13,508
830		Omega Heathcare Investors, Inc.		27,382
1,556	*	Quality Care Properties		29,346
3,597		Senior Housing Properties Trust		72,839
4,110		Ventas, Inc.		267,314
4,294		Welltower, Inc.		304,101
				1,138,357
		Hotels REITs-2.6%
1,361		Hospitality Properties Trust		42,912
6,506		Host Hotels & Resorts, Inc.		121,402
1,409		LaSalle Hotel Properties		40,791
703		Sunstone Hotel Investors, Inc.		10,777
				215,882
		Manufactured Homes REITs-2.4%
1,671		Equity LifeStyle Properties, Inc.		128,767
847		Sun Communities, Inc.		68,040
				196,807
		Mortgage REITs-.1%
507		AGNC Investment Corporation		10,084
		Office Property REITs-9.1%
741		Alexandria Real Estate Equities, Inc.		81,895
1,844		Boston Properties, Inc.		244,164
400		Brandywine Realty Trust		6,492
1,300		City Office REIT, Inc.		15,795
1,460		Corporate Office Properties Trust		48,326
415		Douglas Emmett, Inc.		15,936
595		Empire State Realty Trust, Inc. - Class "A"		12,281
1,735	*	Equity Commonwealth		54,167
60		Franklin Street Properties Corporation		728
873		Mack-Cali Realty Corporation		23,519
3,580		New York REIT, Inc.		34,690
4,955		Paramount Group, Inc.		80,321
1,047		Piedmont Office Realty Trust, Inc. - Class "A"		22,385
481		SL Green Realty Corporation		51,284
3,705		Tier REIT, Inc.		64,319
				756,302
		Real Estate Services-2.6%
8,921	*	Marcus & Millichap, Inc.		219,278
		Regional Malls REITs-21.1%
5,096		CBL & Associates Properties, Inc.		48,616
15,265		GGP, Inc.		353,843
1,831		Macerich Company		117,916
638		Pennsylvania Real Estate Investment Trust		9,659
4,201		Simon Property Group, Inc.		722,698
9,031		Tanger Factory Outlet Centers, Inc.		295,946
2,469		Taubman Centers, Inc.		163,003
4,706		Washington Prime Group, Inc.		40,895
				1,752,576
		Shopping Centers REITs-4.8%
140		Acadia Realty Trust		4,208
2,100		Brixmor Property Group, Inc.		45,066
420		Cedar Realty Trust, Inc.		2,108
5,505		DDR Corporation		68,978
821		Federal Realty Investment Trust		109,604
1,353		Kimco Realty Corporation		29,888
540		Kite Realty Group Trust		11,610
230		Ramco-Gershenson Properties Trust		3,225
430		Regency Centers Corporation		28,548
4,805		Retail Properties of America, Inc. - Class "A"		69,288
890		Weingarten Realty Investors		29,717
				402,240
		Single Tenant REITs-3.1%
7,300		Select Income REIT		188,267
3,644		Spirit Realty Capital, Inc.		36,914
1,150		STORE Capital Corporation		27,462
700		VEREIT, Inc.		5,943
				258,586
		Storage REITs-15.4%
3,557		CubeSmart		92,340
3,889		Extra Space Storage, Inc.		289,303
123		Iron Mountain, Inc.		4,387
3,617		Life Storage, Inc.		297,028
2,720		Public Storage		595,435
				1,278,493
		Student Housing REITs-.4%
616		American Campus Communities, Inc.		29,315
		Warehouse/Industrial REITs-1.1%
110		DCT Industrial Trust, Inc.		5,293
53		EastGroup Properties, Inc.		3,897
265		First Industrial Realty Trust, Inc.		7,057
1,490		Prologis, Inc.		77,301
				93,548
Total Value of Common Stocks (cost $7,974,232)			97.7%	8,118,285
Other Assets, Less Liabilities			2.3	190,854
Net Assets			100.0%	$8,309,139

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At March 31, 2017, the cost of investments for federal income tax purposes was $8,006,943. Accumulated net unrealized appreciation on investments was $111,342, consisting of $428,063 gross unrealized appreciation and $316,721 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,118,285	$-	$-	$8,118,285

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2017

Shares		Security		Value
		COMMON STOCKS-98.3%
		Consumer Discretionary-14.2%
14,300		Dick's Sporting Goods, Inc.		$695,838
69,560		Gentex Corporation		1,483,715
15,625		Home Depot, Inc.		2,294,219
9,100		Lear Corporation		1,288,378
24,300		Nordstrom, Inc.		1,131,651
13,900		Wyndham Worldwide Corporation		1,171,631
				8,065,432
		Consumer Staples-8.1%
13,600		Clorox Company		1,833,688
30,000		Sysco Corporation		1,557,600
16,800		Wal-Mart Stores, Inc.		1,210,944
				4,602,232
		Energy-3.6%
5,060		Chevron Corporation		543,292
5,380		ExxonMobil Corporation		441,214
8,220		Helmerich & Payne, Inc.		547,205
22,400		SM Energy Company		538,048
				2,069,759
		Financials-11.2%
27,700		Bank of New York Mellon Corporation		1,308,271
14,590		Discover Financial Services		997,810
21,900		SunTrust Banks, Inc.		1,211,070
6,300		Travelers Companies, Inc.		759,402
25,100		U.S. Bancorp		1,292,650
21,300		Voya Financial, Inc.		808,548
				6,377,751
		Health Care-15.8%
26,600		Baxter International, Inc.		1,379,476
7,300		C.R. Bard, Inc.		1,814,342
11,600	*	Celgene Corporation		1,443,388
21,200	*	Centene Corporation		1,510,712
37,500	*	Hologic, Inc.		1,595,625
19,900		Merck & Company, Inc.		1,264,446
				9,007,989
		Industrials-13.7%
14,300		Cintas Corporation		1,809,522
22,300		Emerson Electric Company		1,334,878
8,900		General Dynamics Corporation		1,666,080
6,400		Huntington Ingalls Industries, Inc.		1,281,536
10,600		Parker Hannifin Corporation		1,699,392
				7,791,408
		Information Technology-29.3%
18,300	*	Adobe Systems, Inc.		2,381,379
1,600	*	Alphabet, Inc. - Class "A"		1,356,480
18,700	*	Arista Networks, Inc.		2,473,449
64,600	*	Cadence Design Systems, Inc.		2,028,440
17,300	*	Citrix Systems, Inc.		1,442,647
14,300	*	Facebook, Inc. - Class "A"		2,031,315
7,500	*	FleetCor Technologies, Inc.		1,135,725
36,500		NetApp, Inc.		1,527,525
39,600	*	Take-Two Interactive Software		2,347,092
				16,724,052
		Materials-2.4%
15,400		Celanese Corporation - Series "A"		1,383,690
Total Value of Common Stocks (cost $45,735,325)			98.3%	56,022,313
Other Assets, Less Liabilities			1.7	954,814
Net Assets			100.0%	$56,977,127

*	Non-income producing

At March 31, 2017, the cost of investments for federal income tax purposes was $45,735,325. Accumulated net unrealized appreciation on investments was $10,286,988, consisting of $11,373,188 gross unrealized appreciation and $1,086,200 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$56,022,313	$-	$-	$56,022,313

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.3%
			Consumer Discretionary-17.4%
107,000		*	1-800-FLOWERS.COM, Inc. - Class "A"	$1,091,400
54,000			Acushnet Holdings Corporation	933,120
68,000			American Eagle Outfitters, Inc.	954,040
76,000		*	Belmond, Ltd. - Class "A"	919,600
33,000			Caleres, Inc.	871,860
113,500		*	Century Communities, Inc.	2,882,900
60,500			DSW, Inc. - Class "A"	1,251,140
108,000			Entravision Communications Corporation - Class "A"	669,600
138,000		*	Fox Factory Holding Corporation	3,960,600
12,500		*	Helen of Troy, Ltd.	1,177,500
73,500		*	Live Nation Entertainment, Inc.	2,232,195
32,000		*	LKQ Corporation	936,640
6,700		*	Malibu Boats, Inc.	150,415
40,500		*	Michaels Companies, Inc.	906,795
38,500		*	Motorcar Parts of America, Inc.	1,183,105
63,500			Newell Brands, Inc.	2,995,295
30,000			Oxford Industries, Inc.	1,717,800
29,400			Penske Automotive Group, Inc.	1,376,214
82,000			Regal Entertainment Group - Class "A"	1,851,560
97,500			Ruth's Hospitality Group, Inc.	1,954,875
75,500		*	ServiceMaster Global Holdings, Inc.	3,152,125
131,000		*	TRI Pointe Group, Inc.	1,642,740
24,500			Tupperware Brands Corporation	1,536,640
19,000		*	Visteon Corporation	1,861,050
74,000		*	William Lyon Homes - Class "A"	1,525,880
				39,735,089
			Consumer Staples-4.2%
31,500			AdvancePierre Foods Holdings, Inc.	981,855
35,500			B&G Foods, Inc.	1,428,875
52,000		*	Performance Food Group Company	1,237,600
47,500			Pinnacle Foods, Inc.	2,748,825
36,050			Tootsie Roll Industries, Inc.	1,346,467
63,000		*	U.S. Foods Holding Corporation	1,762,740
				9,506,362
			Energy-1.9%
16,500			Delek US Holdings, Inc.	400,455
19,500		*	Dril-Quip, Inc.	1,063,725
55,700		*	Jagged Peak Energy, Inc.	726,328
36,000			PBF Energy, Inc. - Class "A"	798,120
39,500			Western Refining, Inc.	1,385,265
				4,373,893
			Financials-20.3%
56,500			AllianceBernstein Holding, LP (MLP)	1,291,025
57,500			American Financial Group, Inc.	5,486,650
38,500			Aspen Insurance Holdings, Ltd.	2,003,925
68,500		*	Atlas Financial Holdings, Inc.	935,025
81,500			Berkshire Hills Bancorp, Inc.	2,938,075
56,000			Brown & Brown, Inc.	2,336,320
28,000		*	Capstar Financial Holdings, Inc.	533,960
59,000			Citizens Financial Group, Inc.	2,038,450
5,500		*	FB Financial Corporation	194,480
38,500		*	FCB Financial Holdings, Inc. - Class "A"	1,907,675
118,000			Financial Select Sector SPDR Fund (ETF)	2,800,140
44,000			Great Western Bancorp, Inc.	1,866,040
69,500		*	Green Bancorp, Inc.	1,237,100
33,500			Guaranty Bancorp	815,725
14,500			IBERIABANK Corporation	1,146,950
8,500			iShares Russell 2000 ETF (ETF)	1,168,580
75,500			OceanFirst Financial Corporation	2,127,213
35,500			Prosperity Bancshares, Inc.	2,474,705
11,900			QCR Holdings, Inc.	503,965
43,500		*	Seacoast Banking Corporation	1,043,130
32,500			Simmons First National Corporation - Class "A"	1,792,375
54,500			SPDR S&P Regional Banking (ETF)	2,976,245
179,000			Sterling Bancorp	4,242,300
135,500			TCF Financial Corporation	2,306,210
19,500			Waddell & Reed Financial, Inc. - Class "A"	331,500
				46,497,763
			Health Care-10.3%
24,500		*	ANI Pharmaceuticals, Inc.	1,212,995
23,000		*	Cambrex Corporation	1,266,150
59,000		*	Centene Corporation	4,204,340
15,500		*	Charles River Laboratories International, Inc.	1,394,225
58,500		*	DepoMed, Inc.	734,175
41,000			Hill-Rom Holdings, Inc.	2,894,600
13,000		*	ICON, PLC	1,036,360
60,000		*	Integra LifeSciences Holdings Corporation	2,527,800
10,000		*	LivaNova, PLC	490,100
45,000			PerkinElmer, Inc.	2,612,700
69,500			Phibro Animal Health Corporation - Class "A"	1,952,950
16,500		*	VCA, Inc.	1,509,750
63,500		*	VWR Corporation	1,790,700
				23,626,845
			Industrials-13.0%
70,000			A.O. Smith Corporation	3,581,200
20,000			Apogee Enterprises, Inc.	1,192,200
54,000		*	Atkore International Group, Inc.	1,419,120
11,500			Comfort Systems USA, Inc.	421,475
52,000			ESCO Technologies, Inc.	3,021,200
27,000			ITT, Inc.	1,107,540
53,400			Kforce, Inc.	1,268,250
137,000		*	NCI Building Systems, Inc.	2,349,550
44,000			Orbital ATK, Inc.	4,312,000
22,500		*	Patrick Industries, Inc.	1,595,250
15,000			Regal Beloit Corporation	1,134,750
24,500			Snap-On, Inc.	4,132,415
29,000		*	SPX Corporation	703,250
17,000			Standex International Corporation	1,702,550
65,000			Triton International, Ltd.	1,676,350
				29,617,100
			Information Technology-12.2%
88,100		*	ARRIS International, PLC	2,330,245
61,500		*	Autobytel, Inc.	770,595
62,000		*	CommScope Holding Company, Inc.	2,586,020
24,000			Hackett Group, Inc.	467,760
19,000		*	IAC/InterActiveCorp	1,400,680
16,000			Lam Research Corporation	2,053,760
40,000		*	Microsemi Corporation	2,061,200
33,500			MKS Instruments, Inc.	2,303,125
108,500		*	Orbotech, Ltd.	3,499,125
59,500		*	Perficient, Inc.	1,032,920
55,500			Silicon Motion Technology Corporation (ADR)	2,594,625
45,000		*	Synchronoss Technologies, Inc.	1,098,000
110,500			Travelport Worldwide, Ltd.	1,300,585
28,500			Western Digital Corporation	2,352,105
22,500		*	Zebra Technologies Corporation - Class "A"	2,053,125
				27,903,870
			Materials-8.7%
43,000			AptarGroup, Inc.	3,310,570
36,000		*	Berry Plastics Group, Inc.	1,748,520
152,500		*	Ferro Corporation	2,316,475
67,000		*	Louisiana-Pacific Corporation	1,662,940
24,500			Sealed Air Corporation	1,067,710
22,000			Sensient Technologies Corporation	1,743,720
95,500		*	Summit Materials, Inc. - Class "A"	2,359,805
61,500			Trinseo SA	4,126,650
29,000			WestRock Company	1,508,870
				19,845,260
			Real Estate-6.2%
94,000			Brixmor Property Group, Inc. (REIT)	2,017,240
70,500			Douglas Emmett, Inc. (REIT)	2,707,200
20,000			Federal Realty Investment Trust (REIT)	2,670,000
167,500			FelCor Lodging Trust, Inc. (REIT)	1,257,925
139,500			Sunstone Hotel Investors, Inc. (REIT)	2,138,535
73,500			Tanger Factory Outlet Centers, Inc. (REIT)	2,408,595
52,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	1,069,120
				14,268,615
			Utilities-3.1%
17,500			Pinnacle West Capital Corporation	1,459,150
42,500			Portland General Electric Company	1,887,850
27,000			SCANA Corporation	1,764,450
30,500			WEC Energy Group, Inc.	1,849,215
				6,960,665
Total Value of Common Stocks (cost $167,644,778)				222,335,462
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.1%
			Federal Home Loan Bank:
$1,500	M		0.74%, 4/26/2017	1,499,349
1,000	M		0.75%, 4/17/2017	999,736
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,498,895)				2,499,085
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.2%
500	M		U.S. Treasury Bills, 0.721%, 4/27/2017 (cost $499,740)	499,759
Total Value of Investments (cost $170,643,413)			98.6%	225,334,306
Other Assets, Less Liabilities			1.4	3,281,544
Net Assets			100.0%	$228,615,850

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At March 31, 2017, the cost of investments for federal income tax purposes was $170,805,814. Accumulated net unrealized appreciation on investments was $54,528,492, consisting of $60,517,001 gross unrealized appreciation and $5,988,509 gross unrealized epreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$222,335,462	$-	$-	$222,335,462
Short-Term U.S. Government
Agency Obligations	-	2,499,085	-	2,499,085
Short-Term U.S. Government
Obligations	-	499,759	-	499,759
Total Investments in Securities*	$222,335,462	$2,998,844	$-	$225,334,306

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2017

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-57.2%
			Consumer Discretionary-10.6%
5,300			Acushnet Holdings Corporation		$91,584
551			Adient, PLC		40,041
4,900			American Eagle Outfitters, Inc.		68,747
2,300			ARAMARK Holdings Corporation		84,801
3,200			Big Lots, Inc.		155,776
3,900			BorgWarner, Inc.		162,981
5,850			CBS Corporation - Class "B"		405,756
1,700			Coach, Inc.		70,261
1,700			Delphi Automotive, PLC		136,833
6,000			DSW, Inc. - Class "A"		124,080
1,300			Foot Locker, Inc.		97,253
9,300			Ford Motor Company		108,252
2,500			Home Depot, Inc.		367,075
1,200			HSN, Inc.		44,520
7,015			Johnson Controls International, PLC		295,472
3,400			L Brands, Inc.		160,140
1,050			Lear Corporation		148,659
3,150			Magna International, Inc.		135,954
4,000			Michaels Companies, Inc.		89,560
12,758			Newell Brands, Inc.		601,795
2,600			Oxford Industries, Inc.		148,876
1,800			Penske Automotive Group, Inc.		84,258
3,500		*	Select Comfort Corporation		86,765
4,100			Tupperware Brands Corporation		257,152
2,200			Walt Disney Company		249,458
900			Whirlpool Corporation		154,197
1,350			Wyndham Worldwide Corporation		113,792
					4,484,038
			Consumer Staples-5.9%
2,200			AdvancePierre Foods Holdings, Inc.		68,574
6,650			Altria Group, Inc.		474,943
3,700			B&G Foods, Inc.		148,925
5,000			Coca-Cola Company		212,200
4,000			CVS Health Corporation		314,000
7,613			Koninklijke Ahold Delhaize NV (ADR)		163,223
2,200			Nu Skin Enterprises, Inc. - Class "A"		122,188
2,200			PepsiCo, Inc.		246,092
4,100			Philip Morris International, Inc.		462,890
1,450			Procter & Gamble Company		130,283
2,150			Wal-Mart Stores, Inc.		154,972
					2,498,290
			Energy-3.4%
1,800			Anadarko Petroleum Corporation		111,600
500			Chevron Corporation		53,685
3,100			ConocoPhillips		154,597
2,400			Devon Energy Corporation		100,128
2,750			ExxonMobil Corporation		225,527
1,400			Hess Corporation		67,494
4,000			Marathon Oil Corporation		63,200
4,800			Marathon Petroleum Corporation		242,592
1,300			Occidental Petroleum Corporation		82,368
1,400			PBF Energy, Inc. - Class "A"		31,038
1,550			Phillips 66		122,791
600			Schlumberger, Ltd.		46,860
4,800			Suncor Energy, Inc.		147,600
					1,449,480
			Financials-8.4%
3,400			American Express Company		268,974
2,300			American International Group, Inc.		143,589
2,200			Ameriprise Financial, Inc.		285,296
1,700			Chubb, Ltd.		231,625
7,000			Citizens Financial Group, Inc.		241,850
4,450			Discover Financial Services		304,335
7,100			Financial Select Sector SPDR Fund (ETF)		168,483
100		*	Hamilton Lane, Inc. - Class "A"		1,867
1,800			IBERIABANK Corporation		142,380
1,100			iShares Russell 2000 ETF (ETF)		151,228
5,500			JPMorgan Chase & Company		483,120
3,200			MetLife, Inc.		169,024
700			Morgan Stanley		29,988
2,050			PNC Financial Services Group, Inc.		246,492
3,200			SPDR S&P Regional Banking (ETF)		174,752
2,700			Sterling Bancorp		63,990
4,800			U.S. Bancorp		247,200
3,900			Wells Fargo & Company		217,074
					3,571,267
			Health Care-8.6%
5,750			Abbott Laboratories		255,357
4,500			AbbVie, Inc.		293,220
200			Allergan, PLC		47,784
3,000		*	AMN Healthcare Services, Inc.		121,800
2,317			Baxter International, Inc.		120,160
1,400		*	Centene Corporation		99,764
4,300			Gilead Sciences, Inc.		292,056
1,250			Hill-Rom Holdings, Inc.		88,250
3,750			Johnson & Johnson		467,063
118		*	Mallinckrodt, PLC		5,259
1,850			Medtronic, PLC		149,036
4,400			Merck & Company, Inc.		279,576
1,600		*	Mylan NV (ADR)		62,384
12,000			Pfizer, Inc.		410,520
4,100			Phibro Animal Health Corporation - Class "A"		115,210
840			Shire, PLC (ADR)		146,353
2,700			Thermo Fisher Scientific, Inc.		414,720
3,450		*	VWR Corporation		97,290
3,500			Zoetis, Inc.		186,795
					3,652,597
			Industrials-4.7%
1,850			3M Company		353,961
4,850			General Electric Company		144,530
2,900			Honeywell International, Inc.		362,123
800			Ingersoll-Rand, PLC		65,056
2,700			Koninklijke Philips NV (ADR)		86,697
250			Lockheed Martin Corporation		66,900
1,400			ManpowerGroup, Inc.		143,598
1,800			Snap-On, Inc.		303,606
500			Stanley Black & Decker, Inc.		66,435
1,300			Textainer Group Holdings, Ltd.		19,890
6,300			Triton International, Ltd.		162,477
2,000			United Technologies Corporation		224,420
					1,999,693
			Information Technology-10.5%
4,300			Apple, Inc.		617,738
4,700			Applied Materials, Inc.		182,830
7,000		*	ARRIS International, PLC		185,150
1,100			Broadcom, Ltd.		240,856
12,400			Cisco Systems, Inc.		419,120
1,460		*	Dell Technologies, Inc. - Class "V"		93,557
3,450		*	eBay, Inc.		115,816
6,350			HP Enterprise Company		150,495
8,000			Intel Corporation		288,560
1,000			International Business Machines Corporation		174,140
1,200			Methode Electronics, Inc.		54,720
8,600			Microsoft Corporation		566,396
1,700		*	NXP Semiconductors NV		175,950
4,800			Oracle Corporation		214,128
4,300			QUALCOMM, Inc.		246,562
3,700			Sabre Corporation		78,403
8,400			Symantec Corporation		257,712
1,100			TE Connectivity, Ltd.		82,005
1,000		*	Tech Data Corporation		93,900
3,800			Travelport Worldwide, Ltd.		44,726
2,400			Western Digital Corporation		198,072
					4,480,836
			Materials-1.7%
2,800			International Paper Company		142,184
6,100		*	Louisiana-Pacific Corporation		151,402
850			Praxair, Inc.		100,810
1,800			RPM International, Inc.		99,054
3,900			Sealed Air Corporation		169,962
1,200			Trinseo SA		80,520
					743,932
			Real Estate-1.4%
10,200			Brixmor Property Group, Inc. (REIT)		218,892
987			Real Estate Select Sector SPDR Fund (ETF)		31,189
6,000			Sunstone Hotel Investors, Inc. (REIT)		91,980
4,200			Tanger Factory Outlet Centers, Inc. (REIT)		137,634
5,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		106,912
					586,607
			Telecommunication Services-1.4%
7,250			AT&T, Inc.		301,237
5,900			Verizon Communications, Inc.		287,625
					588,862
			Utilities-.6%
6,200			Exelon Corporation		223,076
1,100			NiSource, Inc.		26,169
					249,245
Total Value of Common Stocks (cost $20,577,319)					24,304,847
			CORPORATE BONDS-20.7%
			Agricultural Products-.2%
$100	M		Cargill, Inc., 6%, 11/27/2017	(a)	102,923
			Automotive-.2%
100	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		99,839
			Chemicals-.5%
100	M		Agrium, Inc., 3.375%, 3/15/2025		98,861
100	M		Dow Chemical Co., 3.5%, 10/1/2024		101,803
					200,664
			Consumer Non-Durables-.5%
200	M		Newell Brands, Inc., 4.2%, 4/1/2026		208,377
			Energy-1.7%
200	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		201,200
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	109,919
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		100,000
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		103,835
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018		105,284
100	M		Valero Energy Corp., 9.375%, 3/15/2019		113,753
					733,991
			Financial Services-3.0%
100	M		American Express Co., 7%, 3/19/2018		105,033
100	M		American International Group, Inc., 3.75%, 7/10/2025		99,618
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		108,686
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		107,776
100	M		BlackRock, Inc., 5%, 12/10/2019		108,486
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021	(a)	106,608
100	M		3.3%, 10/15/2022	(a)	100,775
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		114,993
100	M		General Electric Capital Corp., 5.625%, 9/15/2017		101,950
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	108,772
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019		111,549
100	M		State Street Corp., 3.55%, 8/18/2025		102,879
					1,277,125
			Financials-3.9%
			Bank of America Corp.:
100	M		5%, 5/13/2021		108,679
100	M		4.1%, 7/24/2023		104,892
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020		106,777
100	M		Capital One Financial Corp., 3.75%, 4/24/2024		101,855
			Citigroup, Inc.:
100	M		6.125%, 11/21/2017		102,853
100	M		4.5%, 1/14/2022		107,132
100	M		Deutsche Bank AG, 3.7%, 5/30/2024		98,446
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023		102,647
			JPMorgan Chase & Co.:
100	M		6%, 1/15/2018		103,387
100	M		4.5%, 1/24/2022		107,840
100	M		3.625%, 12/1/2027		97,229
200	M		Morgan Stanley, 5.5%, 7/28/2021		222,005
100	M		SunTrust Banks, Inc., 6%, 9/11/2017		101,987
100	M		U.S. Bancorp, 3.6%, 9/11/2024		103,079
100	M		Visa, Inc., 3.15%, 12/14/2025		100,457
					1,669,265
			Food/Beverage/Tobacco-.9%
			Anheuser-Busch InBev Finance, Inc.:
100	M		3.65%, 2/1/2026		101,305
100	M		4.9%, 2/1/2046		108,499
200	M		Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)	192,649
					402,453
			Food/Drug-.5%
200	M		CVS Health Corp., 3.875%, 7/20/2025		206,425
			Forest Products/Containers-.3%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022		108,404
			Health Care-.7%
100	M		Biogen, Inc., 6.875%, 3/1/2018		104,712
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		107,497
100	M		Laboratory Corp. of America, 3.75%, 8/23/2022		102,514
					314,723
			Higher Education-.2%
100	M		Yale University, 2.086%, 4/15/2019		101,050
			Information Technology-1.3%
100	M		Apple, Inc., 2.5%, 2/9/2025		96,846
200	M		Diamond 1 Finance Corp., 3.48%, 6/1/2019	(a)	205,049
100	M		HP Enterprise Co., 2.85%, 10/5/2018		101,242
150	M		Oracle Corp., 2.4%, 9/15/2023		146,141
					549,278
			Manufacturing-.3%
100	M		Johnson Controls International, PLC, 5%, 3/30/2020		107,434
			Media-Broadcasting-.3%
100	M		Comcast Corp., 5.15%, 3/1/2020		108,974
			Media-Diversified-.2%
100	M		Time Warner, Inc., 3.6%, 7/15/2025		99,052
			Metals/Mining-.3%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019		106,987
			Real Estate-2.2%
200	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		199,880
200	M		AvalonBay Communities, Inc., 3.5%, 11/15/2024		202,556
100	M		ERP Operating, LP, 3.375%, 6/1/2025		99,225
100	M		HCP, Inc., 4.25%, 11/15/2023		103,482
100	M		Prologis, LP, 3.35%, 2/1/2021		103,055
100	M		Ventas Realty, LP, 4.75%, 6/1/2021		107,146
100	M		Welltower, Inc., 4%, 6/1/2025		101,530
					916,874
			Retail-General Merchandise-.6%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034		111,063
100	M		Home Depot, Inc., 5.875%, 12/16/2036		126,753
					237,816
			Telecommunications-.2%
100	M		AT&T, Inc., 3.8%, 3/15/2022		103,553
			Transportation-1.0%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		114,356
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	108,077
			Southwest Airlines Co.:
100	M		2.65%, 11/5/2020		101,214
100	M		3%, 11/15/2026		94,600
					418,247
			Utilities-1.7%
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		101,796
100	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	100,723
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		102,245
100	M		Ohio Power Co., 5.375%, 10/1/2021		111,475
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		96,226
100	M		Sempra Energy, 9.8%, 2/15/2019		114,109
100	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		112,672
					739,246
Total Value of Corporate Bonds (cost $9,054,575)					8,812,700
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.6%
			Fannie Mae-4.8%
47	M		2.5%, 7/1/2031		47,093
199	M		3%, 6/1/2030 - 11/1/2030		204,631
650	M		3.5%, 11/1/2028 - 11/1/2046		671,769
482	M		4%, 7/1/2041 - 8/1/2046	(b)	506,747
208	M		4.5%, 8/1/2041 - 1/1/2047		223,981
98	M		5%, 3/1/2042		107,767
260	M		4%, 5/1/2045		274,080
					2,036,068
			Freddie Mac-.8%
76	M		3.5%, 7/1/2044		78,484
83	M		4%, 7/1/2044 - 4/1/2045		87,622
158	M		4.5%, 12/1/2043		170,817
					336,923
Total Value of Residential Mortgage-Backed Securities (cost $2,396,917)					2,372,991
			VARIABLE AND FLOATING RATE NOTES-3.6%
			Municipal Bonds
500	M		Illinois St. Fin. Auth. Rev., 0.9%, 7/1/2038	+	500,000
500	M		Mississippi Business Fin. Corp., 0.91%, 12/1/2030	+	500,000
535	M		Valdez, AK Marine Term. Rev., 0.86%, 12/1/2033	+	535,000
Total Value of Variable and Floating Rate Notes (cost $1,535,000)					1,535,000
			U.S. GOVERNMENT OBLIGATIONS-3.2%
100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		101,971
			U.S. Treasury Notes:
650	M		0.9215%, 1/31/2019	+	650,597
600	M		(TIPS), 0.375%, 1/15/2027		600,909
Total Value of U.S. Government Obligations (cost $1,356,797)					1,353,477
			ASSET BACKED SECURITIES-2.3%
			Fixed Autos-2.0%
100	M		AmeriCredit Auto Receivable Trust, 1.83%, 12/8/2021		99,039
100	M		Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020	(a)	101,599
100	M		CarMax Auto Owner Trust, 1.92%, 7/15/2022		98,544
100	M		Ford Credit Auto Lease Trust, 1.85%, 7/15/2019		100,288
100	M		GM Financial Auto Leasing Trust, 1.76%, 3/20/2020		99,883
100	M		Hertz Vehicle Financing, LLC, 2.65%, 7/25/2022	(a)	98,132
100	M		Hyundai Capital America Trust, 2.19%, 11/15/2022		99,301
50	M		Nissan Auto Lease Trust, 1.65%, 10/15/2021		50,030
50	M		Toyota Auto Receivables Owner Trust, 1.32%, 11/15/2021		49,262
52	M		Volkswagen Auto Lease Trust, 1.25%, 12/20/2017		52,287
					848,365
			Fixed Credit Cards-.1%
50	M		Synchrony Credit Card Master Trust, 2.38%, 9/15/2023		50,460
			Fixed Communications-.2%
100	M		Verizon Owner Trust, 2.65%, 9/20/2021	(a)	100,269
Total Value of Asset Backed Securities (cost $1,005,407)					999,094
			TAXABLE MUNICIPAL BONDS-.4%
150	M		Ford Foundation, 3.859%, 6/1/2047 (cost $150,038)		151,713
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.3%
			Federal Home Loan Bank:
250	M		0.7%, 4/24/2017		249,901
750	M		0.74%, 4/26/2017		749,674
750	M		0.75%, 4/17/2017		749,802
500	M		0.75%, 4/21/2017		499,830
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,249,044)					2,249,207
			SHORT-TERM CORPORATE NOTES-1.2%
			Food/Beverage/Tobacco
500	M		Coca-Cola Co., 1%, 7/25/2017 (cost $498,402)	(c)	498,398
Total Value of Investments (cost $38,823,499)			99.5%		42,277,427
Other Assets, Less Liabilities			.5		192,557
Net Assets			100.0%		$42,469,984

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2017, the Fund held twelve 144A securities with an aggregate value of $1,435,495 representing 3.4% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2017, the Fund held one Section 4(2) security with a value of $498,398 representing 1.2% of the
Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2017.

At March 31, 2017, the cost of investments for federal income tax purposes was $38,827,381. Accumulated net unrealized appreciation on investments was $3,450,046, consisting of $4,431,168 gross unrealized appreciation and
$981,122 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,304,847	$-	$-	$24,304,847
Corporate Bonds	-	8,812,700	-	8,812,700
Residential
Mortgage-Backed Securities	-	2,372,991	-	2,372,991
Variable and Floating Rate Notes
Municipal Bonds	-	1,535,000	-	1,535,000
U.S. Government Obligations	-	1,353,477	-	1,353,477
Asset Backed Securities	-	999,094	-	999,094
Taxable Municipal Bonds	-	151,713	-	151,713
Short-Term U.S. Government
Agency Obligations	-	2,249,207	-	2,249,207
Short-Term Corporate Notes	-	498,398	-	498,398
Total Investments in Securities*	$24,304,847	$17,972,580	$-	$42,277,427

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and residential mortgage-backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, covered, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2017, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO or a Fund's subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended March 31, 2017 was related to the use of written and purchased options and interest rate futures contracts.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At March 31, 2017, the Covered Call Strategy Fund and Equity Income Fund had investments in options contracts, which are listed in its Portfolio of Investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, or a Fund's subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's, or a Fund's subadviser, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At March 31, 2017, the Balanced Income Fund had investments in interest rate futures contracts, which are listed in its Portfolios of Investments.

Conversion of Cash Management Fund to Government Cash Management Fund - Effective October 3, 2016, the name of the First Investors Life Series Cash Management Fund changed to the First Investors Life Series Government Cash Management Fund and the Fund converted to a "government money market fund" as defined in Rule 2a-7 under the Investment Company Act of 1940. As a government money market fund, the Fund has a policy to invest at least 99.5% of its total assets in U.S. Government Securities, cash and/or repurchase agreements that are collateralized fully by cash and/or U.S. Government Securities. In addition, under normal circumstances, the Fund has a policy invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in U.S. Government Securities and repurchase agreement collateralized fully by cash or U.S. Government Securities.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ CLARK D. WAGNER

Clark D. Wagner

President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ CLARK D. WAGNER

Clark D. Wagner

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 26, 2017